UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM

Annual report
for the year ended
October 31, 2017

Invest in portfolios
designed to pursue
real-life objectives.

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2018 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	13.23%	9.98%	11.57%	0.81%
American Funds Growth PortfolioSM	11.64	11.44	12.79	0.75
American Funds Growth and Income PortfolioSM	6.86	8.60	9.95	0.69
American Funds Balanced PortfolioSM	5.63	7.75	8.90	0.75
American Funds Income PortfolioSM	3.31	5.94	6.80	0.69

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	5.57	7.20	8.14	0.75

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–2.46	0.29	0.50	0.72
American Funds Tax-Exempt Preservation PortfolioSM	–2.31	1.20	1.46	0.78 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio was 0.76% as of the series prospectus dated January 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2019, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	How a $10,000 investment has grown
6	A look inside the funds
10	Investment portfolios
18	Financial statements
82	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds Portfolio Series, for the 12-month period ended October 31, 2017.

Amid advancing stock and bond markets, all of the portfolios returned positive results over the fiscal year. Growth-focused equity funds of funds led, with returns for the period at 26.05% (American Funds Global Growth Portfolio) and 24.39% (American Funds Growth Portfolio). More conservative, fixed income portfolios trailed with returns of 0.81% to 0.08% (American Funds Tax-Exempt Preservation Portfolio and American Funds Preservation Portfolio, respectively).

As always, we encourage investors to keep short-term results in their proper perspective.

About the series

The American Funds Portfolio Series consists of eight funds of funds that are designed to help investors pursue real-life goals, both long- and short-term, within a framework of three common objectives: preservation, balance and growth. These funds of funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon (the total length of time that an investor expects to hold a security or portfolio, before it will be used to fund retirement or college, for example).

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The economy

The global economy remained on solid footing during the series’ fiscal year. In fact, the vast majority of countries experienced economic growth. This unusual occurrence was not attributable to policy developments in any one country, but rather a number of disparate factors.

The U.S. economy has strengthened consistently since 2009, with only a handful of modest declines in the overall pattern. The rate of growth has been moderate, but with the economy near full employment and inflation low, the picture remains positive despite political uncertainties.

While European markets lagged during much of the post-2009 period, they have improved considerably in the past fiscal year, with some nations outpacing the U.S. Meanwhile, concerns about China have abated since the government instituted policy measures designed to stimulate the country’s economy.

Thus, with the U.S., Europe and China all on a growth trajectory, the rest of the world has largely followed.

The stock market

Since last November the U.S. has enjoyed a strong bull market, which has shown little sign of tempering as of this writing. This is consistent with sound corporate balance sheets and earnings, as well as the state of the economy and the low level of market volatility.

That said, U.S. equities exhibit higher valuations than may be warranted by fundamentals. We believe this is due in large part to anticipation of further government policy changes, particularly with regard to corporate taxes and deregulation.

Overseas, equities have generally fared well despite a number of geopolitical uncertainties. The implications of Brexit for the United Kingdom and European Union, continued instability in the Middle East, and tensions between the U.S. and North Korea have not had a major impact on most markets.

The bond market

Since January, the fixed income market has seen a surge in prices, making bonds more expensive and keeping yields

American Funds Portfolio Series	1

relatively low. The sell-off that took place in the wake of the U.S. presidential election has gradually reversed since the start of the calendar year. On a day-to-day basis, the inverse correlation between equities and bonds remains intact — if stocks rise, bond prices generally fall. However, the overall trend in 2017 has been an increase in bond prices.

There are a number of potential factors at play. In the past, we’ve often seen a decline in equities when there has been uncertainty in the political or economic environment, but in this instance it may have initiated the rise in bond prices. There’s also been a greater appetite for fixed income securities in general, which may be due to more people entering retirement and seeking diversification from equities.

Inside the series

As the eight portfolios in the series are combinations of individual funds, the results of the underlying funds are a primary driver of the series results. Broadly speaking, investments in equity funds outpaced those in fixed income funds and all portfolios within the series delivered positive results. Growth-oriented funds of funds tended to have larger holdings in information technology companies, and this helped them outpace funds of funds with an income focus. Within fixed income, funds with meaningful investments in lower quality, higher yielding bonds outpaced those with larger positions in higher quality, lower yielding securities.

The table on page 3 shows the lifetime results for the funds (since May 18, 2012). Please keep in mind that this five-and-a-half-year period is still a relatively brief investment time frame. As always, we encourage investors to have a long-term outlook, particularly since the funds in the series are designed as long-term investments.

Note that effective January 1, 2018, in order to help clarify the objective of each portfolio, the names of three of the funds of funds within the American Funds Portfolio Series will change:

•	American Funds Balanced PortfolioSM will become American Funds Moderate Growth and Income PortfolioSM
•	American Funds Income PortfolioSM will become American Funds Conservative Growth and Income PortfolioSM
•	American Funds Tax-Advantaged Income PortfolioSM will become American Funds Tax-Advantaged Growth and Income PortfolioSM

Moving forward

Looking ahead, we see no real roadblocks to continued growth around the world. While there has been — and will be —volatility in various parts of the market, the types of economic imbalances that preceded past recessions are not apparent today.

With the economic picture generally sound, any potential setbacks to securities prices would have to come from an external shock that would disrupt markets or undermine investor confidence. For example, failure to enact tax reform in the U.S. could prompt a decline in equities, as current prices reflect optimism on that count. A military escalation with North Korea may unsettle markets, particularly in Asia.

While the incidence and timing of these kinds of shocks cannot be predicted, it is still useful to undertake a close analysis of these scenarios and the factors that influence their probabilities. The investment professionals working on behalf of the series’ underlying funds continuously monitor global economies and markets for any sign of change.

Fund allocations in the series are not determined by short- or medium-term market forecasts, nor are allocations changed in response to competitive pressures. Any shifts made to investments by analysts and portfolio managers are based on bottom-up fundamentals — an approach that we’ve found works well in lieu of any sort of tactical, top-down process. Our focus remains on the long term, and we encourage you to adopt a similar perspective with regard to your investments.

As always, we thank you for entrusting your assets to our care. We look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt
Vice Chairman of the Board

Walter R. Burkley
President

December 11, 2017

For current information about the series, visit americanfunds.com.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

2	American Funds Portfolio Series

Results at a glance

For periods ended October 31, 2017, with all distributions reinvested for Class A shares

	Cumulative total returns	Average annual total returns
			Lifetime
	1 year	5 years	(since 5/18/12)

American Funds Global Growth Portfolio	26.05%	11.97%	13.19%
MSCI All Country World Index[1,2]	23.20	10.80	12.06
Lipper Global Large-Cap Growth Funds Index[3]	24.65	11.49	12.26

American Funds Growth Portfolio	24.39	13.56	14.38
Standard & Poor’s 500 Composite Index[1]	23.63	15.18	15.85
MSCI All Country World ex USA Index[1,2]	23.64	7.29	9.09
Lipper Global Multi-Cap Growth Funds Index[3]	25.66	11.64	12.53

American Funds Growth and Income Portfolio	17.69	10.37	11.33
Standard & Poor’s 500 Composite Index[1]	23.63	15.18	15.85
MSCI All Country World ex USA Index[1,2]	23.64	7.29	9.09
Bloomberg Barclays Global Aggregate Index[1]	1.18	0.43	1.00
Lipper Mixed-Asset Target Allocation Growth Funds Index[3]	16.51	9.86	10.66

American Funds Balanced Portfolio	15.23	9.37	10.22
Standard & Poor’s 500 Composite Index[1]	23.63	15.18	15.85
MSCI All Country World ex USA Index[1,2]	23.64	7.29	9.09
Bloomberg Barclays U.S. Aggregate Index[1]	0.90	2.04	2.28
Lipper Mixed-Asset Target Allocation Growth Funds Index[3]	16.51	9.86	10.66

American Funds Income Portfolio	11.62	7.28	7.95
Standard & Poor’s 500 Composite Index[1]	23.63	15.18	15.85
MSCI All Country World ex USA Index[1,2]	23.64	7.29	9.09
Bloomberg Barclays U.S. Aggregate Index[1]	0.90	2.04	2.28
Lipper Mixed-Asset Target Allocation Moderate Funds Index[3]	13.24	7.85	8.56

American Funds Tax-Advantaged Income Portfolio	12.03	8.18	8.95
Standard & Poor’s 500 Composite Index[1]	23.63	15.18	15.85
MSCI All Country World ex USA Index[1,2]	23.64	7.29	9.09
Bloomberg Barclays Municipal Bond Index[1]	2.19	3.00	3.22
Lipper Mixed-Asset Target Allocation Moderate Funds Index[3]	13.24	7.85	8.56

American Funds Preservation Portfolio	0.08	0.78	0.95
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index[1,3]	0.36	1.03	1.11
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index[1,4]	0.25	1.19	1.31
Lipper Short-Intermediate Investment-Grade Debt Funds Index	1.49	1.51	1.85

American Funds Tax-Exempt Preservation Portfolio	0.81	1.68	1.93
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index[1,3]	1.41	1.63	1.71
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index[1,5]	1.53	1.88	1.97
Lipper Short-Intermediate Municipal Debt Funds Index[3]	0.93	1.23	1.36

[1]	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Thomson Reuters Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Results reflect dividends net of withholding taxes.
[3]	This index was added as a benchmark for the fund, as it is more representative of the fund’s objective.
[4]	This index is being replaced by the Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index, which is more representative of the fund’s objective.
[5]	This index is being replaced by the Bloomberg Barclays Municipal Bond 1–7 Year Blend Index, which is more representative of the fund’s objective.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

How a $10,000 investment has grown

(for periods ended October 31, 2017, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on the $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Income Portfolio)1; 3.75% (for Tax-Advantaged Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	18.82%	10.65%	11.97%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	17.23%	12.23%	13.15%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	10.89%	9.08%	10.13%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Balanced Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	8.58%	8.08%	9.03%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

4	American Funds Portfolio Series

Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	5.23%	6.02%	6.79%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Advantaged Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	7.82%	7.35%	8.19%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	–2.45%	0.27%	0.47%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	–1.67%	1.16%	1.45%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio. Investment results reflect the reimbursement, without which the results would have been lower. The reimbursement will be in effect through at least January 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Oversight Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

6	American Funds Portfolio Series

American Funds Global Growth Portfolio

Underlying funds:
10% SMALLCAP World Fund®
25% EuroPacific Growth Fund®
15% The Growth Fund of America®
20% New Perspective Fund®
15% Fundamental Investors®
15% Capital World Growth and Income Fund®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund will invest at least 25% of its assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 26.05%. Among the fund’s underlying funds, all contributed to results with double-digit returns. Leaders in the strong bull market were The Growth Fund of America, EuroPacific Growth Fund and SMALLCAP World Fund.

American Funds Growth Portfolio

Underlying funds:
10% SMALLCAP World Fund®
15% EuroPacific Growth Fund®
20% The Growth Fund of America®
20% AMCAP Fund®
20% Fundamental Investors®
15% The Investment Company of America®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and that may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 24.39%. Among the fund’s underlying funds, all contributed to results with double-digit returns. Leaders were The Growth Fund of America, EuroPacific Growth Fund and Fundamental Investors.

American Funds Growth and Income Portfolio

Underlying funds:
15% The Growth Fund of America®
25% Capital World Growth and Income Fund®
25% The Investment Company of America®
15% Capital Income Builder®
10% American Balanced Fund®
10% The Bond Fund of America®

The fund’s investment objective is to provide long-term growth of capital while providing current income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 17.69%. Among the fund’s underlying funds, all contributed, with equity-focused funds contributing double-digit returns. The Growth Fund of America led, followed by Capital World Growth and Income Fund and The Investment Company of America. The only single-digit contributor was The Bond Fund of America.

American Funds Portfolio Series	7

American Funds Balanced Portfolio

Underlying funds:
10% New Perspective Fund®
15% Capital World Growth and Income Fund®
10% Washington Mutual Investors FundSM
25% American Funds Global Balanced FundSM
25% American Balanced Fund®
15% The Bond Fund of America®

The fund’s investment objective is to provide current income and long-term growth of capital and income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund will invest at least 45% of its assets in common stocks and other equity investments, and through its investments in the underlying funds, will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments).

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 15.23%. Among the fund’s underlying funds, all contributed led by New Perspective Fund and Capital World Growth and Income Fund. American Funds Balanced Fund and American Funds Global Balanced Fund both also brought double-digit returns. The more conservative Bond Fund of America contributed least.

American Funds Income Portfolio

Underlying funds:
20% American Mutual Fund®
25% Capital Income Builder®
25% The Income Fund of America®
15% American High-Income Trust®
15% U.S. Government Securities Fund®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds, growth-and-income funds and growth funds.

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 11.62%. Among the fund’s underlying funds, all contributed but one. American Mutual Fund led, followed by The Income Fund of America and Capital Income Builder. The only detractor was U.S. Government Securities Fund, with a negative return of –0.21%.

American Funds Tax-Advantaged Income Portfolio

Underlying funds:
20% Capital World Growth and Income Fund®
15% Washington Mutual Investors FundSM
15% American Mutual Fund®
25% American High-Income Municipal Bond Fund®
25% The Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity income funds, growth-and-income funds and growth funds. The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 12.03%. Among the underlying funds, all contributed to results, led by Capital World Growth and Income Fund and Washington Mutual Investors Fund. Lagging somewhat were the municipal bond funds in the portfolio.

8	American Funds Portfolio Series

American Funds Preservation Portfolio

Underlying funds:
60% Intermediate Bond Fund of America®
40% Short-Term Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 0.08%. Both of the fund’s underlying funds contributed modestly to results, led by Short-Term Bond Fund of America at 0.52%. The Intermediate Bond Fund of America contributed 0.14%.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:
30% American Funds Short-Term Tax-Exempt Bond Fund®
70% Limited Term Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. It will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments. The fund will strive to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2017, the fund’s Class A shares had a return of 0.81%. Both of the fund’s underlying funds contributed modestly to results, with Limited Term Tax-Exempt Bond Fund of America being the most additive.

The underlying fund allocations are as of 10/31/17. Portfolio Series funds are actively monitored, so allocations will vary over time.

American Funds Portfolio Series	9

American Funds Global Growth Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 70%
EuroPacific Growth Fund, Class R-6	11,295,871	$645,898
New Perspective Fund, Class R-6	11,442,246	516,618
SMALLCAP World Fund, Inc., Class R-6	4,500,826	258,077
The Growth Fund of America, Class R-6	7,553,364	389,527
		1,810,120

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	7,410,798	387,362
Fundamental Investors, Class R-6	6,092,708	387,618
		774,980

Total investment securities 100% (cost: $2,252,484,000)		2,585,100
Other assets less liabilities 0%		(889)

Net assets 100%		$2,584,211

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 65%
AMCAP Fund, Class R-6	35,567,902	$1,142,797
EuroPacific Growth Fund, Class R-6	15,070,937	861,756
SMALLCAP World Fund, Inc., Class R-6	9,975,525	571,997
The Growth Fund of America, Class R-6	22,410,533	1,155,711
		3,732,261

Growth-and-income funds 35%
Fundamental Investors, Class R-6	18,062,500	1,149,136
The Investment Company of America, Class R-6	20,836,942	856,190
		2,005,326

Total investment securities 100% (cost: $4,788,150,000)		5,737,587
Other assets less liabilities 0%		(2,401)

Net assets 100%		$5,735,186

See Notes to Financial Statements

American Funds Portfolio Series	11

American Funds Growth and Income Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 15%
The Growth Fund of America, Class R-6	22,286,943	$1,149,338

Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	36,179,794	1,891,118
The Investment Company of America, Class R-6	45,920,238	1,886,862
		3,777,980

Equity-income and Balanced funds 25%
American Balanced Fund, Class R-6	27,504,593	755,001
Capital Income Builder, Class R-6	17,993,577	1,130,357
		1,885,358

Fixed income funds 10%
The Bond Fund of America, Class R-6	58,099,249	752,385

Total investment securities 100% (cost: $6,612,206,000)		7,565,061
Other assets less liabilities 0%		(3,044)

Net assets 100%		$7,562,017

See Notes to Financial Statements

12	American Funds Portfolio Series

American Funds Balanced Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 10%
New Perspective Fund, Class R-6	14,996,285	$677,082

Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	19,354,152	1,011,642
Washington Mutual Investors Fund, Class R-6	14,829,153	673,095
		1,684,737

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	61,353,531	1,684,155
American Funds Global Balanced Fund, Class R-6	51,804,196	1,684,154
		3,368,309

Fixed income funds 15%
The Bond Fund of America, Class R-6	78,012,859	1,010,266

Total investment securities 100% (cost: $5,967,273,000)		6,740,394
Other assets less liabilities 0%		(2,629)

Net assets 100%		$6,737,765

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2017 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	34,775,521	17,028,675	—	51,804,196	$—	$119,273	$27,933	$1,684,154

See Notes to Financial Statements

American Funds Portfolio Series	13

American Funds Income Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	22,264,603	$912,626

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	18,092,529	1,136,573
The Income Fund of America, Class R-6	48,473,320	1,137,184
		2,273,757

Fixed income Funds 30%
American High-Income Trust, Class R-6	65,217,967	683,484
U.S. Government Securities Fund, Class R-6	49,524,485	681,457
		1,364,941

Total investment securities 100% (cost: $4,158,028,000)		4,551,324
Other assets less liabilities 0%		(1,849)

Net assets 100%		$4,549,475

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2017 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	40,437,628	9,370,382	283,525	49,524,485	$(84)	$(14,771)	$9,750	$681,457

See Notes to Financial Statements

14	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 50%
American Mutual Fund, Class R-6	6,202,553	$254,243
Capital World Growth and Income Fund, Class R-6	6,528,437	341,241
Washington Mutual Investors Fund, Class R-6	5,605,972	254,455
		849,939

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	26,753,484	424,043
The Tax-Exempt Bond Fund of America, Class R-6	32,643,985	424,045
		848,088

Total investment securities 100% (cost: $1,570,667,000)		1,698,027
Other assets less liabilities 0%		(411)

Net assets 100%		$1,697,616

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2017 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	18,021,335	8,732,149	—	26,753,484	$—	$603	$13,922	$424,043

See Notes to Financial Statements

American Funds Portfolio Series	15

American Funds Preservation Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	64,547,274	$865,579
Short-Term Bond Fund of America, Class R-6	58,053,585	577,053
		1,442,632

Total investment securities 100% (cost: $1,453,418,000)		1,442,632
Other assets less liabilities 0%		(515)

Net assets 100%		$1,442,117

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2017 (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	36,468,769	30,583,103	2,504,598	64,547,274	$(253)	$(7,021)	$10,053	$865,579
Short-Term Bond Fund of America, Class R-6	49,670,464	11,690,768	3,307,647	58,053,585	(136)	(3,094)	7,354	577,053
Total 100%					$(389)	$(10,115)	$17,407	$1,442,632

See Notes to Financial Statements

16	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Tax-exempt fixed income funds 100%
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,888,610	$130,690
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,361,557	304,945
		435,635

Total investment securities 100% (cost: $440,618,000)		435,635
Other assets less liabilities 0%		(113)

Net assets 100%		$435,522

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 10/31/2017 (000)
Tax-exempt fixed income funds 100%
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	—	13,387,134	498,524	12,888,610	$(3)	$270	$901	$130,690
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,754,313	2,861,086	3,253,842	19,361,557	(1,562)	(867)	6,872	304,945
Total 100%					$(1,565)	$(597)	$7,773	$435,635

See Notes to Financial Statements

American Funds Portfolio Series	17

Financial statements

Statements of assets and liabilities
at October 31, 2017

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,585,100	$5,737,587	$7,565,061
Affiliated issuers	—	—	—
Receivables for:
Sales of fund’s shares	4,472	5,456	8,209
Dividends	—	—	1,393
Total assets	2,589,572	5,743,043	7,574,663

Liabilities:
Payables for:
Purchases of investments	3,117	711	3,256
Repurchases of fund’s shares	1,310	4,666	6,297
Services provided by related parties	912	2,423	3,041
Trustees’ deferred compensation	5	10	15
Other	17	47	37
Total liabilities	5,361	7,857	12,646
Net assets at October 31, 2017	$2,584,211	$5,735,186	$7,562,017

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,108,136	$4,629,196	$6,472,976
(Distributions in excess of) undistributed net investment income	(5)	(10)	(15)
Undistributed (accumulated) net realized gain (loss)	143,464	156,563	136,201
Net unrealized appreciation (depreciation)	332,616	949,437	952,855
Net assets at October 31, 2017	$2,584,211	$5,735,186	$7,562,017

Investment securities, at cost:
Unaffiliated issuers	$2,252,484	$4,788,150	$6,612,206
Affiliated issuers	—	—	—

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$5,056,240	$3,869,867	$1,273,984	$—	$—
1,684,154	681,457	424,043	1,442,632	435,635
14,504	5,360	2,707	3,646	879
1,858	4,145	2,555	1,855	727
6,756,756	4,560,829	1,703,289	1,448,133	437,241

9,075	5,504	4,559	4,036	1,261
7,274	3,995	703	1,465	345
2,604	1,835	408	504	112
13	10	3	3	1
25	10	—	8	—
18,991	11,354	5,673	6,016	1,719
$6,737,765	$4,549,475	$1,697,616	$1,442,117	$435,522

$5,823,975	$4,135,812	$1,538,927	$1,453,826	$447,163

6,471	3,503	2,768	500	232
134,198	16,864	28,561	(1,423)	(6,890)
773,121	393,296	127,360	(10,786)	(4,983)
$6,737,765	$4,549,475	$1,697,616	$1,442,117	$435,522

$4,386,731	$3,468,628	$1,155,979	$—	$—
1,580,542	689,400	414,688	1,453,418	440,618

American Funds Portfolio Series	19

Statements of assets and liabilities
at October 31, 2017

		Global Growth	Growth	Growth and Income
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,470,548	$3,363,748	$4,836,142
	Shares outstanding	84,658	185,563	321,124
	Net asset value per share	$17.37	$18.13	$15.06
Class C:	Net assets	$295,520	$760,704	$1,111,476
	Shares outstanding	17,307	42,773	74,263
	Net asset value per share	$17.08	$17.78	$14.97
Class T:	Net assets	$12	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.40	$18.15	$15.06
Class F-1:	Net assets	$58,103	$78,450	$149,982
	Shares outstanding	3,341	4,331	9,960
	Net asset value per share	$17.39	$18.11	$15.06
Class F-2:	Net assets	$248,536	$293,744	$384,567
	Shares outstanding	14,249	16,132	25,499
	Net asset value per share	$17.44	$18.21	$15.08
Class F-3:	Net assets	$15,119	$23,752	$27,990
	Shares outstanding	868	1,307	1,858
	Net asset value per share	$17.41	$18.17	$15.07
Class 529-A:	Net assets	$218,443	$566,780	$439,467
	Shares outstanding	12,592	31,305	29,193
	Net asset value per share	$17.35	$18.11	$15.05
Class 529-C:	Net assets	$71,128	$184,475	$159,060
	Shares outstanding	4,164	10,382	10,620
	Net asset value per share	$17.08	$17.77	$14.98
Class 529-E:	Net assets	$8,628	$26,047	$20,606
	Shares outstanding	500	1,449	1,372
	Net asset value per share	$17.25	$17.98	$15.02
Class 529-T:	Net assets	$12	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.39	$18.14	$15.06
Class 529-F-1:	Net assets	$16,775	$56,479	$33,689
	Shares outstanding	963	3,106	2,236
	Net asset value per share	$17.41	$18.18	$15.07

See Notes to Financial Statements

20	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
$4,072,501	$3,175,329	$1,229,322	$987,835	$336,155
273,988	251,618	90,564	99,648	34,330
$14.86	$12.62	$13.57	$9.91	$9.79
$1,032,081	$689,253	$212,328	$155,020	$53,990
69,858	54,916	15,741	15,661	5,522
$14.77	$12.55	$13.49	$9.90	$9.78
$11	$10	$11	$10	$10
1	1	1	1	1
$14.87	$12.62	$13.57	$9.92	$9.79
$139,598	$88,555	$134,023	$26,042	$10,535
9,391	7,014	9,878	2,627	1,076
$14.86	$12.63	$13.57	$9.91	$9.80
$400,749	$263,576	$101,229	$67,835	$33,508
26,924	20,858	7,448	6,842	3,422
$14.88	$12.64	$13.59	$9.91	$9.79
$44,122	$19,802	$20,703	$726	$1,324
2,967	1,569	1,524	73	135
$14.87	$12.62	$13.58	$9.91	$9.79
$280,394	$100,257		$85,515
18,867	7,947		8,628
$14.86	$12.62		$9.91
$122,290	$52,548		$36,135
8,267	4,184		3,650
$14.79	$12.56		$9.90
$11,118	$6,709		$3,691
749	532		373
$14.83	$12.61		$9.91
$11	$11		$10
1	1		1
$14.87	$12.62		$9.92
$31,453	$9,625		$17,218
2,114	762		1,737
$14.88	$12.63		$9.91

American Funds Portfolio Series	21

Statements of assets and liabilities
at October 31, 2017

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class R-1:	Net assets	$3,297	$9,011	$7,530
	Shares outstanding	192	504	502
	Net asset value per share	$17.16	$17.87	$15.00
Class R-2:	Net assets	$67,032	$139,065	$122,520
	Shares outstanding	3,935	7,820	8,193
	Net asset value per share	$17.03	$17.78	$14.96
Class R-2E:	Net assets	$1,478	$5,654	$7,818
	Shares outstanding	86	316	520
	Net asset value per share	$17.24	$17.91	$15.02
Class R-3:	Net assets	$35,772	$87,888	$82,094
	Shares outstanding	2,074	4,884	5,469
	Net asset value per share	$17.24	$17.99	$15.01
Class R-4:	Net assets	$17,100	$48,600	$74,388
	Shares outstanding	986	2,686	4,941
	Net asset value per share	$17.34	$18.10	$15.05
Class R-5E:	Net assets	$12	$5,745	$3,843
	Shares outstanding	1	317	255
	Net asset value per share	$17.37	$18.13	$15.05
Class R-5:	Net assets	$7,756	$22,019	$18,131
	Shares outstanding	443	1,204	1,200
	Net asset value per share	$17.52	$18.28	$15.11
Class R-6:	Net assets	$48,940	$63,003	$82,692
	Shares outstanding	2,788	3,452	5,480
	Net asset value per share	$17.55	$18.25	$15.09

See Notes to Financial Statements

22	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
$10,387	$2,056		$683
702	164		69
$14.80	$12.57		$9.91
$100,398	$31,584		$15,086
6,792	2,515		1,526
$14.78	$12.56		$9.89
$15,620	$284		$1,864
1,054	23		188
$14.82	$12.61		$9.91
$104,545	$31,183		$15,730
7,050	2,476		1,588
$14.83	$12.60		$9.91
$93,645	$36,202		$10,757
6,301	2,868		1,085
$14.86	$12.62		$9.91
$6,899	$2,990		$11
464	237		1
$14.87	$12.61		$9.92
$19,406	$6,861		$3,268
1,303	542		329
$14.89	$12.65		$9.92
$252,537	$32,640		$14,681
16,956	2,582		1,480
$14.89	$12.64		$9.92

American Funds Portfolio Series	23

Statements of operations
for the year ended October 31, 2017

	Global Growth Portfolio		Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$28,326		$62,863	$150,998
Affiliated issuers	—		—	—
	28,326		62,863	150,998

Fees and expenses*:
Distribution services	7,188		17,527	24,338
Transfer agent services	2,013		4,712	6,381
Reports to shareholders	108		256	357
Registration statement and prospectus	374		582	596
Trustees’ compensation	13		32	44
Auditing and legal	11		19	25
Custodian	12		12	12
Other	178		479	407
Total fees and expenses before reimbursements	9,897		23,619	32,160
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	†	—	—	†
Miscellaneous fee reimbursements	—		—	—
Total reimbursements of fees and expenses	—	†	—	—	†
Total fees and expenses after reimbursements	9,897		23,619	32,160
Net investment income	18,429		39,244	118,838

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	104,140		73,626	615
Affiliated issuers	—		—	—
Capital gain distributions received	46,772		93,866	150,325
Net realized gain (loss)	150,912		167,492	150,940
Net unrealized app (dep) on investments:
Unaffiliated issuers	313,133		849,844	816,444
Affiliated issuers	—		—	—
Net unrealized appreciation (depreciation)	313,133		849,844	816,444
Net realized gain (loss) and unrealized appreciation (depreciation)	464,045		1,017,336	967,384
Net increase (decrease) in net assets resulting from operations	$482,474		$1,056,580	$1,086,222

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

24	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$89,888	$128,130	$27,631	$2,146	$2,014
27,933	9,750	13,922	17,407	7,773
117,821	137,880	41,553	19,553	9,787

21,479	15,374	4,799	5,116	1,556
5,419	3,901	1,251	1,235	395
308	225	72	70	24
613	436	280	360	156
38	28	9	8	3
22	17	8	8	5
12	12	12	12	12
278	113	2	92	1
28,169	20,106	6,433	6,901	2,152

—	—	—	— †	—
—	—	—	—	51
—	—	—	— †	51
28,169	20,106	6,433	6,901	2,101
89,652	117,774	35,120	12,652	7,686

43,788	(240)	4,700	(788)	(2,268)
—	(84)	—	(389)	(1,565)
105,807	28,596	26,655	3,069	—
149,595	28,272	31,355	1,892	(3,833)

463,405	321,763	90,960	(4,468)	(811)
119,273	(14,771)	603	(10,115)	(597)
582,678	306,992	91,563	(14,583)	(1,408)

732,273	335,264	122,918	(12,691)	(5,241)

$821,925	$453,038	$158,038	$(39)	$2,445

American Funds Portfolio Series	25

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31		Year ended October 31		Year ended October 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$18,429	$15,966	$39,244	$18,795	$118,838	$101,268
Net realized gain (loss)	150,912	47,523	167,492	152,109	150,940	151,383
Net unrealized appreciation (depreciation)	313,133	(27,474)	849,844	(26,463)	816,444	(29,360)
Net increase (decrease) in net assets resulting from operations	482,474	36,015	1,056,580	144,441	1,086,222	223,291

Dividends and distributions paid to shareholders:
Dividends from net investment income	(15,700)	(12,486)	(35,599)	(19,413)	(116,273)	(91,948)
Distributions from net realized gain on investments	(45,356)	(47,394)	(138,199)	(132,451)	(144,461)	(131,752)
Total dividends and distributions paid to shareholders	(61,056)	(59,880)	(173,798)	(151,864)	(260,734)	(223,700)

Net capital share transactions	378,154	228,222	739,162	869,507	800,173	1,004,406

Total increase (decrease) in net assets	799,572	204,357	1,621,944	862,084	1,625,661	1,003,997

Net assets:
Beginning of year	1,784,639	1,580,282	4,113,242	3,251,158	5,936,356	4,932,359
End of year	$2,584,211	$1,784,639	$5,735,186	$4,113,242	$7,562,017	$5,936,356
(Distributions in excess of) undistributed net investment income	$(5)	$(4)	$(10)	$(2,386)	$(15)	$(13)

See Notes to Financial Statements

26	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

$89,652	$65,273	$117,774	$102,768	$35,120	$25,331	$12,652	$9,748	$7,686	$7,842
149,595	114,866	28,272	20,764	31,355	11,602	1,892	1,619	(3,833)	(389)
582,678	(11,645)	306,992	52,084	91,563	4,924	(14,583)	7,953	(1,408)	(973)

821,925	168,494	453,038	175,616	158,038	41,857	(39)	19,320	2,445	6,480

(89,343)	(63,958)	(120,943)	(113,238)	(34,201)	(24,858)	(14,496)	(10,176)	(7,786)	(7,712)
(102,336)	(86,331)	(15,840)	(14,453)	(10,550)	(5,812)	(680)	—	—	—
(191,679)	(150,289)	(136,783)	(127,691)	(44,751)	(30,670)	(15,176)	(10,176)	(7,786)	(7,712)

952,139	1,137,336	436,076	594,707	439,815	326,999	216,053	342,419	(6,593)	145,870

1,582,385	1,155,541	752,331	642,632	553,102	338,186	200,838	351,563	(11,934)	144,638

5,155,380	3,999,839	3,797,144	3,154,512	1,144,514	806,328	1,241,279	889,716	447,456	302,818
$6,737,765	$5,155,380	$4,549,475	$3,797,144	$1,697,616	$1,144,514	$1,442,117	$1,241,279	$435,522	$447,456

$6,471	$6,157	$3,503	$2,362	$2,768	$1,849	$500	$343	$232	$332

American Funds Portfolio Series	27

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 21 share classes consisting of seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3), six 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

28	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2017, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	29

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

30	American Funds Portfolio Series

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance

American Funds Portfolio Series	31

that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2017, none of the funds had a liability for any unrecognized tax benefits. These funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

32	American Funds Portfolio Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013 or by state tax authorities for tax years before 2012.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

As of October 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global		Growth and
	Growth	Growth	Income	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$—	$—	$—	$6,484
Undistributed long-term capital gain	143,629	157,056	136,839	135,369
Gross unrealized appreciation on investments	332,452	948,944	952,217	771,950
Net unrealized appreciation (depreciation) on investments	332,452	948,944	952,217	771,950
Cost of investments	2,252,648	4,788,643	6,612,844	5,968,444
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain/ accumulated net realized loss	—	—	—	12
Reclassification to capital paid in on shares of beneficial interest from undistributed/distributions in excess of net investment income	2,730	1,269	2,567	7
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed net realized gain/accumulated net realized loss	5,788	9,274	13,423	13,936

		Tax-Advantaged		Tax-Exempt
	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$3,513	$1,098	$503	$—
Undistributed tax-exempt income	—	1,672	—	233
Undistributed long-term capital gain	20,992	28,994	—	—
Capital loss carryforward*	—	—	(478)	(6,439)
Gross unrealized appreciation on investments	429,928	127,368	—	1,718
Gross unrealized depreciation on investments	(40,761)	(441)	(11,732)	(7,152)
Net unrealized appreciation (depreciation) on investments	389,167	126,927	(11,732)	(5,434)
Cost of investments	4,162,157	1,571,100	1,454,364	441,069
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain/ accumulated net realized loss	4,320	—	2,003	—
Reclassification to capital paid in on shares of beneficial interest from undistributed/distributions in excess of net investment income	10	—	2	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed net realized gain/accumulated net realized loss	3,389	2,269	—	(1)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Portfolio Series	33

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2017						Year ended October 31, 2016
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$10,788		$27,044		$37,832		$9,026		$29,527		$38,553
Class B1	—		10		10		—		43		43
Class C	617		5,840		6,457		503		6,068		6,571
Class T2	—		—		—
Class F-1	367		993		1,360		300		1,177		1,477
Class F-2	1,329		2,765		4,094		640		1,715		2,355
Class F-3[3]	—		—		—
Class 529-A	1,465		3,819		5,284		1,081		3,780		4,861
Class 529-B1	—		3		3		—		11		11
Class 529-C	22		1,317		1,339		59		1,613		1,672
Class 529-E	42		145		187		31		143		174
Class 529-T2	—		—		—
Class 529-F-1	121		269		390		84		243		327
Class R-1	—		59		59		5		73		78
Class R-2	173		1,250		1,423		100		1,043		1,143
Class R-2E	11		25		36		—	[5]	—	[5]	—	[5]
Class R-3	162		573		735		102		519		621
Class R-4	119		296		415		86		276		362
Class R-5E4	—	[5]	—	[5]	—	[5]	—	[5]	—	[5]	—	[5]
Class R-5	62		125		187		32		82		114
Class R-6	422		823		1,245		437		1,081		1,518
Total	$15,700		$45,356		$61,056		$12,486		$47,394		$59,880

Growth Portfolio

	Year ended October 31, 2017						Year ended October 31, 2016
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$25,081		$83,165		$108,246		$14,693		$82,330		$97,023
Class B1	—		35		35		—		141		141
Class C	1,607		19,972		21,579		446		19,249		19,695
Class T2	—		—		—
Class F-1	579		2,066		2,645		337		2,139		2,476
Class F-2	2,074		5,800		7,874		981		4,384		5,365
Class F-3[3]	—		—		—
Class 529-A	3,607		12,636		16,243		1,882		11,480		13,362
Class 529-B1	—		4		4		—		36		36
Class 529-C	389		4,516		4,905		—		4,000		4,000
Class 529-E	126		598		724		65		585		650
Class 529-T2	—		—		—
Class 529-F-1	347		1,025		1,372		160		815		975
Class R-1	12		237		249		—		263		263
Class R-2	323		3,240		3,563		38		2,584		2,622
Class R-2E	31		126		157		15		65		80
Class R-3	416		1,888		2,304		137		1,429		1,566
Class R-4	315		1,079		1,394		177		966		1,143
Class R-5E4	—	[5]	—	[5]	—	[5]	—	[5]	—	[5]	—	[5]
Class R-5	175		465		640		48		205		253
Class R-6	517		1,347		1,864		434		1,780		2,214
Total	$35,599		$138,199		$173,798		$19,413		$132,451		$151,864

34	American Funds Portfolio Series

Growth and Income Portfolio

	Year ended October 31, 2017						Year ended October 31, 2016
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$81,593		$94,686		$176,279		$67,057		$89,249		$156,306
Class B1	6		32		38		40		145		185
Class C	11,596		22,610		34,206		9,124		19,979		29,103
Class T2	—	[5]	—		—	[5]
Class F-1	2,416		2,808		5,224		1,732		2,279		4,011
Class F-2	5,780		5,299		11,079		3,209		3,442		6,651
Class F-3[3]	154		—		154
Class 529-A	6,948		8,095		15,043		5,233		7,325		12,558
Class 529-B1	1		6		7		6		23		29
Class 529-C	1,552		3,177		4,729		1,209		3,033		4,242
Class 529-E	292		401		693		241		392		633
Class 529-T2	—	[5]	—		—	[5]
Class 529-F-1	596		621		1,217		432		516		948
Class R-1	74		146		220		76		188		264
Class R-2	1,227		2,234		3,461		848		1,748		2,596
Class R-2E	70		90		160		18		6		24
Class R-3	1,096		1,429		2,525		761		1,109		1,870
Class R-4	1,181		1,364		2,545		846		1,091		1,937
Class R-5E4	—	[5]	—	[5]	—	[5]	—	[5]	—	[5]	—	[5]
Class R-5	253		176		429		90		86		176
Class R-6	1,438		1,287		2,725		1,026		1,141		2,167
Total	$116,273		$144,461		$260,734		$91,948		$131,752		$223,700

Balanced Portfolio

	Year ended October 31, 2017						Year ended October 31, 2016
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$59,670		$63,486		$123,156		$44,752		$55,406		$100,158
Class B1	5		22		27		23		89		112
Class C	8,824		17,262		26,086		6,207		14,303		20,510
Class T2	—	[5]	—		—	[5]
Class F-1	2,068		2,335		4,403		1,668		1,812		3,480
Class F-2	5,660		4,690		10,350		2,876		2,641		5,517
Class F-3[3]	116		—		116
Class 529-A	3,888		4,297		8,185		2,877		3,808		6,685
Class 529-B1	1		3		4		3		12		15
Class 529-C	955		2,032		2,987		684		1,915		2,599
Class 529-E	148		192		340		104		156		260
Class 529-T2	—	[5]	—		—	[5]
Class 529-F-1	478		446		924		325		363		688
Class R-1	99		214		313		73		189		262
Class R-2	815		1,487		2,302		501		1,145		1,646
Class R-2E	103		65		168		9		—	[5]	9
Class R-3	1,210		1,544		2,754		865		1,304		2,169
Class R-4	1,263		1,234		2,497		987		1,329		2,316
Class R-5E4	23		—	[5]	23		—	[5]	—	[5]	—	[5]
Class R-5	286		235		521		197		208		405
Class R-6	3,731		2,792		6,523		1,807		1,651		3,458
Total	$89,343		$102,336		$191,679		$63,958		$86,331		$150,289

See end of tables for footnotes.

American Funds Portfolio Series	35

Income Portfolio

	Year ended October 31, 2017						Year ended October 31, 2016
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term		distributions
Share class	income		capital gains		paid		income	capital gains		paid
Class A	$88,221		$11,087		$99,308		$83,240	$10,212		$93,452
Class B1	5		3		8		60	15		75
Class C	15,142		2,591		17,733		15,423	2,391		17,814
Class T2	—	[5]	—		—	[5]
Class F-1	2,538		333		2,871		2,615	322		2,937
Class F-2	7,000		760		7,760		4,691	566		5,257
Class F-3[3]	174		—		174
Class 529-A	2,630		332		2,962		2,465	314		2,779
Class 529-B1	1		—	[5]	1		6	2		8
Class 529-C	1,102		192		1,294		1,155	192		1,347
Class 529-E	169		24		193		180	26		206
Class 529-T2	—	[5]	—		—	[5]
Class 529-F-1	289		36		325		275	29		304
Class R-1	41		8		49		44	7		51
Class R-2	691		113		804		654	104		758
Class R-2E	8		1		9		1	—	[5]	1
Class R-3	774		106		880		645	81		726
Class R-4	1,010		128		1,138		892	103		995
Class R-5E4	6		1		7		1	—	[5]	1
Class R-5	178		19		197		132	13		145
Class R-6	964		106		1,070		759	76		835
Total	$120,943		$15,840		$136,783		$113,238	$14,453		$127,691

Tax-Advantaged Income Portfolio

	Year ended October 31, 2017						Year ended October 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income[6]		capital gains		paid		income[6]	capital gains	paid
Class A	$26,502		$8,157		$34,659		$20,163	$4,658	$24,821
Class B1	—	[5]	—	[5]	—	[5]	2	1	3
Class C	3,350		1,425		4,775		2,500	738	3,238
Class T2	—	[5]	—		—	[5]
Class F-1	2,054		411		2,465		812	159	971
Class F-2	2,106		557		2,663		1,381	256	1,637
Class F-3[3]	189		—		189
Total	$34,201		$10,550		$44,751		$24,858	$5,812	$30,670

36	American Funds Portfolio Series

Preservation Portfolio

	Year ended October 31, 2017						Year ended October 31, 2016
					Total
					dividends and					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	dividends
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$10,538		$439		$10,977		$7,507		$—	$7,507
Class B1	—	[5]	—	[5]	—	[5]	2		—	2
Class C	865		97		962		581		—	581
Class T2	—	[5]	—		—	[5]
Class F-1	324		15		339		268		—	268
Class F-2	799		27		826		453		—	453
Class F-3[3]	5		—		5
Class 529-A	940		41		981		695		—	695
Class 529-B1	—	[5]	—	[5]	—	[5]	—	[5]	—	—	[5]
Class 529-C	160		19		179		85		—	85
Class 529-E	33		2		35		23		—	23
Class 529-T2	—	[5]	—		—	[5]
Class 529-F-1	221		8		229		155		—	155
Class R-1	5		1		6		6		—	6
Class R-2	90		9		99		55		—	55
Class R-2E	19		1		20		11		—	11
Class R-3	151		9		160		108		—	108
Class R-4	128		5		133		86		—	86
Class R-5E4	—	[5]	—	[5]	—	[5]	—	[5]	—	—	[5]
Class R-5	30		1		31		13		—	13
Class R-6	188		6		194		128		—	128
Total	$14,496		$680		$15,176		$10,176		$—	$10,176

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2017					Year ended October 31, 2016
				Total					Total
	Ordinary		Long-term	dividends		Ordinary		Long-term	dividends
Share class	income[6]		capital gains	paid		income[6]		capital gains	paid
Class A	$6,177		$—	$6,177		$5,889		$—	$5,889
Class B1	—	[5]	—	—	[5]	—	[5]	—	—	[5]
Class C	692		—	692		862		—	862
Class T2	—	[5]	—	—	[5]
Class F-1	189		—	189		178		—	178
Class F-2	719		—	719		783		—	783
Class F-3[3]	9		—	9
Total	$7,786		$—	$7,786		$7,712		$—	$7,712

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-5E shares began investment operations on November 20, 2015.
[5]	Amount less than one thousand.
[6]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Portfolio Series	37

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of Tax-Exempt Preservation Portfolio. Fees and expenses in Tax-Exempt Preservation Portfolio’s statement of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2017, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	—	Not applicable
Preservation Portfolio	28	—
Tax-Exempt Preservation Portfolio	1,031	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

38	American Funds Portfolio Series

Class-specific expenses under the agreements described in this section for the year ended October 31, 2017, were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$2,932		$1,078		Not applicable
Class B1	2		—	[2]	Not applicable
Class C	2,517		227		Not applicable
Class T3	—		—	[2]	Not applicable
Class F-1	111		53		Not applicable
Class F-2	Not applicable		168		Not applicable
Class F-3[4]	—		—	[2]	Not applicable
Class 529-A	365		170		$120
Class 529-B1	—	[2]	—	[2]	—	[2]
Class 529-C	594		57		40
Class 529-E	34		4		5
Class 529-T3	—		—	[2]	—	[2]
Class 529-F-1	—		12		9
Class R-1	28		3		Not applicable
Class R-2	422		185		Not applicable
Class R-2E	8		2		Not applicable
Class R-3	141		38		Not applicable
Class R-4	34		12		Not applicable
Class R-5E	Not applicable		—	[2]	Not applicable
Class R-5	Not applicable		3		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$7,188		$2,013		$174

Growth Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$6,522		$2,577		Not applicable
Class B1	4		1		Not applicable
Class C	6,748		610		Not applicable
Class T3	—		—	[2]	Not applicable
Class F-1	176		85		Not applicable
Class F-2	Not applicable		244		Not applicable
Class F-3[4]	—		—	[2]	Not applicable
Class 529-A	936		447		$318
Class 529-B1	—	[2]	—	[2]	—	[2]
Class 529-C	1,586		149		108
Class 529-E	108		11		15
Class 529-T3	—		—	[2]	—	[2]
Class 529-F-1	—		39		29
Class R-1	79		7		Not applicable
Class R-2	878		388		Not applicable
Class R-2E	29		9		Not applicable
Class R-3	362		99		Not applicable
Class R-4	99		35		Not applicable
Class R-5E	Not applicable		1		Not applicable
Class R-5	Not applicable		9		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$17,527		$4,712		$470

Growth and Income Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$9,980	$3,895		Not applicable
Class B1	4	1		Not applicable
Class C	10,229	929		Not applicable
Class T3	—	—	[2]	Not applicable
Class F-1	333	159		Not applicable
Class F-2	Not applicable	314		Not applicable
Class F-3[4]	—	—	[2]	Not applicable
Class 529-A	822	373		$262
Class 529-B1	1	—	[2]	—	[2]
Class 529-C	1,457	140		100
Class 529-E	93	10		13
Class 529-T3	—	—	[2]	—	[2]
Class 529-F-1	—	28		20
Class R-1	67	6		Not applicable
Class R-2	806	354		Not applicable
Class R-2E	30	9		Not applicable
Class R-3	355	97		Not applicable
Class R-4	161	58		Not applicable
Class R-5E	Not applicable	1		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$24,338	$6,381		$395

Balanced Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$8,538	$3,182		Not applicable
Class B1	4	1		Not applicable
Class C	9,434	857		Not applicable
Class T3	—	—	[2]	Not applicable
Class F-1	327	159		Not applicable
Class F-2	Not applicable	335		Not applicable
Class F-3[4]	—	—	[2]	Not applicable
Class 529-A	571	237		$166
Class 529-B1	1	—	[2]	—	[2]
Class 529-C	1,114	107		76
Class 529-E	52	6		7
Class 529-T3	—	—	[2]	—	[2]
Class 529-F-1	—	25		18
Class R-1	105	10		Not applicable
Class R-2	648	285		Not applicable
Class R-2E	52	16		Not applicable
Class R-3	448	121		Not applicable
Class R-4	185	64		Not applicable
Class R-5E	Not applicable	3		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	4		Not applicable
Total class-specific expenses	$21,479	$5,419		$267

See end of tables for footnotes.

American Funds Portfolio Series	39

Income Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$7,321		$2,628		Not applicable
Class B1	3		—	[2]	Not applicable
Class C	6,639		608		Not applicable
Class T3	—		—	[2]	Not applicable
Class F-1	214		104		Not applicable
Class F-2	Not applicable		242		Not applicable
Class F-3[4]	—		—	[2]	Not applicable
Class 529-A	212		87		$61
Class 529-B1	—	[2]	—	[2]	—	[2]
Class 529-C	486		48		34
Class 529-E	31		3		4
Class 529-T3	—		—	[2]	—	[2]
Class 529-F-1	—		9		6
Class R-1	19		2		Not applicable
Class R-2	223		97		Not applicable
Class R-2E	2		1		Not applicable
Class R-3	140		38		Not applicable
Class R-4	84		29		Not applicable
Class R-5E	Not applicable		1		Not applicable
Class R-5	Not applicable		3		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$15,374		$3,901		$105

Tax-Advantaged Income Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$2,807		$916
Class B1	—	[2]	—	[2]
Class C	1,792		161
Class T3	—		—	[2]
Class F-1	200		89
Class F-2	Not applicable		85
Class F-3[4]	Not applicable		—	[2]
Total class-specific expenses	$4,799		$1,251

Preservation Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$2,611		$775		Not applicable
Class B1	1		—	[2]	Not applicable
Class C	1,651		154		Not applicable
Class T3	—		—	[2]	Not applicable
Class F-1	65		32		Not applicable
Class F-2	Not applicable		60		Not applicable
Class F-3[4]	—		—	[2]	Not applicable
Class 529-A	177		76		$53
Class 529-B1	—	[2]	—	[2]	—	[2]
Class 529-C	348		34		24
Class 529-E	16		2		2
Class 529-T3	—		—	[2]	—	[2]
Class 529-F-1	—		14		11
Class R-1	10		1		Not applicable
Class R-2	121		51		Not applicable
Class R-2E	14		5		Not applicable
Class R-3	77		21		Not applicable
Class R-4	25		9		Not applicable
Class R-5E	Not applicable		—	[2]	Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		—[2]		Not applicable
Total class-specific expenses	$5,116		$1,235		$90

Tax-Exempt Preservation Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$966		$293
Class B1	—	[2]	—	[2]
Class C	566		53
Class T3	—		—	[2]
Class F-1	24		12
Class F-2	Not applicable		37
Class F-3[4]	Not applicable		—	[2]
Total class-specific expenses	$1,556		$395

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

40	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of		Total trustees’
	Current fees	deferred amounts		compensation
Global Growth Portfolio	$13	$—	*	$13
Growth Portfolio	31	1		32
Growth and Income Portfolio	43	1		44
Balanced Portfolio	37	1		38
Income Portfolio	27	1		28
Tax-Advantaged Income Portfolio	9	—	*	9
Preservation Portfolio	8	—	*	8
Tax-Exempt Preservation Portfolio	3	—	*	3

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2017, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$1,713,053	$1,330,583
Growth Portfolio	2,326,738	1,627,511
Growth and Income Portfolio	2,830,389	2,018,673
Balanced Portfolio	1,830,506	874,146
Income Portfolio	492,576	46,562
Tax-Advantaged Income Portfolio	635,169	178,372
Preservation Portfolio	538,585	321,955
Tax-Exempt Preservation Portfolio	188,716	195,416

American Funds Portfolio Series	41

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$354,909	22,648		$37,638		2,727		$(242,404)	(15,891)	$150,143	9,484
Class B2	9	—		11		1		(626)	(43)	(606)	(42)
Class C	71,152	4,624		6,439		472		(59,814)	(3,974)	17,777	1,122
Class T3	10	1		—		—		—	—	10	1
Class F-1	29,543	1,855		1,360		98		(22,218)	(1,440)	8,685	513
Class F-2	146,270	9,178		4,041		292		(39,394)	(2,537)	110,917	6,933
Class F-3[4]	14,415	885		—		—		(278)	(17)	14,137	868
Class 529-A	49,676	3,198		5,284		383		(19,235)	(1,265)	35,725	2,316
Class 529-B2	2	—	[5]	3		—	[5]	(135)	(9)	(130)	(9)
Class 529-C	13,592	891		1,338		98		(11,328)	(784)	3,602	205
Class 529-E	2,037	132		187		14		(475)	(31)	1,749	115
Class 529-T3	10	1		—		—		—	—	10	1
Class 529-F-1	5,634	360		390		28		(1,954)	(127)	4,070	261
Class R-1	1,424	94		57		4		(1,583)	(107)	(102)	(9)
Class R-2	25,724	1,694		1,424		104		(18,147)	(1,192)	9,001	606
Class R-2E	456	29		36		3		(235)	(14)	257	18
Class R-3	13,846	902		734		53		(6,714)	(440)	7,866	515
Class R-4	7,946	520		415		30		(4,339)	(284)	4,022	266
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	3,396	217		187		14		(1,318)	(81)	2,265	150
Class R-6	13,632	860		1,244		90		(6,120)	(391)	8,756	559
Total net increase (decrease)	$753,683	48,089		$60,788		4,411		$(436,317)	(28,627)	$378,154	23,873

Year ended October 31, 2016

Class A	$260,846	18,918		$38,436		2,743		$(198,891)	(14,351)	$100,391	7,310
Class B	124	9		43		3		(1,127)	(82)	(960)	(70)
Class C	62,890	4,623		6,566		474		(36,897)	(2,702)	32,559	2,395
Class F-1	18,621	1,358		1,476		105		(18,156)	(1,342)	1,941	121
Class F-2	73,139	5,274		2,335		166		(25,901)	(1,881)	49,573	3,559
Class 529-A	32,891	2,383		4,861		348		(15,743)	(1,132)	22,009	1,599
Class 529-B	14	1		11		—	[5]	(261)	(19)	(236)	(18)
Class 529-C	11,681	859		1,672		121		(10,127)	(727)	3,226	253
Class 529-E	1,399	101		174		12		(757)	(54)	816	59
Class 529-F-1	3,153	229		327		23		(1,262)	(92)	2,218	160
Class R-1	1,168	88		76		5		(787)	(57)	457	36
Class R-2	21,140	1,558		1,137		82		(8,376)	(609)	13,901	1,031
Class R-2E	961	67		—	[5]	—	[5]	— [5]	— [5]	961	67
Class R-3	8,421	613		621		44		(5,058)	(362)	3,984	295
Class R-4	4,177	303		362		26		(3,119)	(228)	1,420	101
Class R-5E6	10	1		—		—		—	—	10	1
Class R-5	2,259	165		114		8		(945)	(68)	1,428	105
Class R-6	3,323	238		1,518		108		(10,317)	(732)	(5,476)	(386)
Total net increase (decrease)	$506,217	36,788		$59,729		4,268		$(337,724)	(24,438)	$228,222	16,618

42	American Funds Portfolio Series

Growth Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$769,267	47,161	$107,885	7,212		$(544,326)	(33,520)	$332,826	20,853
Class B2	138	9	35	2		(1,594)	(103)	(1,421)	(92)
Class C	184,736	11,534	21,529	1,458		(160,575)	(10,019)	45,690	2,973
Class T3	10	1	—	—		—	—	10	1
Class F-1	36,159	2,227	2,637	176		(33,393)	(2,041)	5,403	362
Class F-2	166,457	10,014	7,796	520		(87,373)	(5,279)	86,880	5,255
Class F-3[4]	23,509	1,346	—	—		(672)	(39)	22,837	1,307
Class 529-A	131,040	8,030	16,240	1,086		(36,224)	(2,202)	111,056	6,914
Class 529-B2	4	1	4	—	[5]	(212)	(14)	(204)	(13)
Class 529-C	40,697	2,581	4,905	332		(15,502)	(959)	30,100	1,954
Class 529-E	5,267	325	724	49		(1,473)	(91)	4,518	283
Class 529-T3	10	1	—	—		—	—	10	1
Class 529-F-1	21,699	1,329	1,372	91		(4,706)	(293)	18,365	1,127
Class R-1	3,223	200	245	16		(2,892)	(181)	576	35
Class R-2	52,592	3,275	3,562	241		(31,865)	(1,968)	24,289	1,548
Class R-2E	1,523	96	157	11		(658)	(40)	1,022	67
Class R-3	34,767	2,151	2,304	155		(17,076)	(1,041)	19,995	1,265
Class R-4	18,472	1,138	1,394	93		(9,932)	(619)	9,934	612
Class R-5E	5,593	319	—	—		(47)	(3)	5,546	316
Class R-5	11,638	718	640	42		(3,258)	(196)	9,020	564
Class R-6	20,032	1,225	1,864	124		(9,186)	(558)	12,710	791
Total net increase (decrease)	$1,526,833	93,681	$173,293	11,608		$(960,964)	(59,166)	$739,162	46,123

Year ended October 31, 2016

Class A	$758,872	51,997	$96,699	6,574		$(388,362)	(26,355)	$467,209	32,216
Class B	301	21	141	10		(2,789)	(194)	(2,347)	(163)
Class C	214,622	14,883	19,633	1,350		(95,424)	(6,581)	138,831	9,652
Class F-1	32,830	2,252	2,471	168		(26,095)	(1,798)	9,206	622
Class F-2	103,792	7,017	5,338	362		(47,667)	(3,241)	61,463	4,138
Class 529-A	100,435	6,855	13,362	909		(22,810)	(1,557)	90,987	6,207
Class 529-B	48	4	36	2		(805)	(57)	(721)	(51)
Class 529-C	37,143	2,553	4,000	275		(12,157)	(842)	28,986	1,986
Class 529-E	4,345	299	649	44		(1,601)	(113)	3,393	230
Class 529-F-1	12,178	831	974	66		(2,980)	(201)	10,172	696
Class R-1	3,139	217	259	18		(3,165)	(214)	233	21
Class R-2	45,116	3,148	2,619	180		(15,755)	(1,081)	31,980	2,247
Class R-2E	3,772	249	79	5		(89)	(6)	3,762	248
Class R-3	27,278	1,872	1,532	105		(11,039)	(751)	17,771	1,226
Class R-4	17,790	1,218	1,143	77		(10,671)	(729)	8,262	566
Class R-5E6	10	1	—	—		—	—	10	1
Class R-5	6,672	451	254	17		(2,036)	(137)	4,890	331
Class R-6	7,711	531	2,214	150		(14,505)	(990)	(4,580)	(309)
Total net increase (decrease)	$1,376,054	94,399	$151,403	10,312		$(657,950)	(44,847)	$869,507	59,864

See end of tables for footnotes.

American Funds Portfolio Series	43

Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$990,035	70,555	$175,030		12,993		$(787,644)	(56,250)	$377,421	27,298
Class B2	50	4	37		3		(2,040)	(150)	(1,953)	(143)
Class C	257,775	18,532	34,030		2,562		(227,870)	(16,332)	63,935	4,762
Class T3	10	1	—		—		—	—	10	1
Class F-1	69,271	4,932	5,119		380		(51,963)	(3,668)	22,427	1,644
Class F-2	228,345	16,159	10,891		803		(93,931)	(6,668)	145,305	10,294
Class F-3[4]	29,893	2,070	154		11		(3,241)	(223)	26,806	1,858
Class 529-A	89,670	6,398	15,040		1,117		(41,240)	(2,933)	63,470	4,582
Class 529-B2	40	3	7		—		(375)	(27)	(328)	(24)
Class 529-C	28,467	2,047	4,726		356		(20,246)	(1,440)	12,947	963
Class 529-E	4,969	352	692		52		(3,992)	(281)	1,669	123
Class 529-T3	10	1	—	[5]	—	[5]	—	—	10	1
Class 529-F-1	10,474	748	1,215		90		(6,015)	(426)	5,674	412
Class R-1	2,834	202	219		16		(2,555)	(183)	498	35
Class R-2	43,402	3,115	3,461		261		(28,148)	(2,009)	18,715	1,367
Class R-2E	4,258	300	160		12		(986)	(71)	3,432	241
Class R-3	32,384	2,318	2,525		188		(21,290)	(1,522)	13,619	984
Class R-4	22,379	1,597	2,545		189		(13,801)	(989)	11,123	797
Class R-5E	3,934	267	—		—		(187)	(13)	3,747	254
Class R-5	11,995	850	429		31		(2,428)	(171)	9,996	710
Class R-6	32,317	2,297	2,725		201		(13,392)	(945)	21,650	1,553
Total net increase (decrease)	$1,862,512	132,748	$259,005		19,265		$(1,321,344)	(94,301)	$800,173	57,712

Year ended October 31, 2016

Class A	$995,138	76,482	$155,209		11,956		$(587,774)	(44,798)	$562,573	43,640
Class B	442	34	184		14		(4,740)	(366)	(4,114)	(318)
Class C	304,214	23,490	28,940		2,247		(147,673)	(11,354)	185,481	14,383
Class F-1	54,989	4,211	3,920		302		(31,725)	(2,436)	27,184	2,077
Class F-2	123,823	9,434	6,426		493		(52,199)	(3,979)	78,050	5,948
Class 529-A	72,529	5,546	12,556		968		(31,360)	(2,399)	53,725	4,115
Class 529-B	109	9	29		2		(795)	(61)	(657)	(50)
Class 529-C	24,895	1,915	4,241		329		(14,918)	(1,140)	14,218	1,104
Class 529-E	3,261	250	633		49		(1,575)	(121)	2,319	178
Class 529-F-1	8,900	684	948		73		(4,350)	(332)	5,498	425
Class R-1	2,685	206	262		21		(3,913)	(297)	(966)	(70)
Class R-2	41,614	3,215	2,594		201		(17,198)	(1,318)	27,010	2,098
Class R-2E	3,949	302	24		2		(335)	(26)	3,638	278
Class R-3	29,978	2,293	1,869		144		(13,180)	(999)	18,667	1,438
Class R-4	31,925	2,434	1,894		146		(13,734)	(1,060)	20,085	1,520
Class R-5E6	10	1	—		—		—	—	10	1
Class R-5	4,409	339	176		13		(1,260)	(100)	3,325	252
Class R-6	15,982	1,248	2,167		166		(9,789)	(751)	8,360	663
Total net increase (decrease)	$1,718,852	132,093	$222,072		17,126		$(936,518)	(71,537)	$1,004,406	77,682

44	American Funds Portfolio Series

Balanced Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$992,328	70,776	$122,304		9,099		$(636,302)	(45,721)	$478,330	34,154
Class B2	86	6	27		2		(1,839)	(136)	(1,726)	(128)
Class C	240,742	17,331	25,924		1,957		(201,841)	(14,554)	64,825	4,734
Class T3	10	1	—		—		—	—	10	1
Class F-1	66,750	4,794	4,377		326		(82,217)	(5,944)	(11,090)	(824)
Class F-2	243,254	17,258	10,127		747		(107,674)	(7,618)	145,707	10,387
Class F-3[4]	45,539	3,136	116		8		(2,537)	(177)	43,118	2,967
Class 529-A	70,339	5,018	8,183		609		(37,841)	(2,710)	40,681	2,917
Class 529-B2	16	1	3		—	[5]	(263)	(19)	(244)	(18)
Class 529-C	27,420	1,970	2,987		225		(22,394)	(1,609)	8,013	586
Class 529-E	2,731	195	340		25		(2,540)	(181)	531	39
Class 529-T3	10	1	—	[5]	—	[5]	—	—	10	1
Class 529-F-1	12,929	923	923		69		(7,588)	(544)	6,264	448
Class R-1	4,180	303	313		24		(5,411)	(391)	(918)	(64)
Class R-2	38,238	2,754	2,296		173		(24,570)	(1,774)	15,964	1,153
Class R-2E	14,623	1,054	169		12		(3,126)	(230)	11,666	836
Class R-3	36,587	2,609	2,739		205		(24,202)	(1,738)	15,124	1,076
Class R-4	54,293	3,895	2,497		185		(26,536)	(1,895)	30,254	2,185
Class R-5E	6,954	492	23		2		(450)	(32)	6,527	462
Class R-5	9,421	671	519		38		(3,912)	(281)	6,028	428
Class R-6	151,431	10,809	6,522		480		(64,888)	(4,594)	93,065	6,695
Total net increase (decrease)	$2,017,881	143,997	$190,389		14,186		$(1,256,131)	(90,148)	$952,139	68,035

Year ended October 31, 2016

Class A	$949,538	72,537	$99,508		7,610		$(435,771)	(33,184)	$613,275	46,963
Class B	657	50	112		9		(3,824)	(292)	(3,055)	(233)
Class C	320,188	24,635	20,395		1,571		(136,184)	(10,425)	204,399	15,781
Class F-1	79,875	6,184	3,469		265		(34,034)	(2,598)	49,310	3,851
Class F-2	152,469	11,583	5,355		408		(41,795)	(3,182)	116,029	8,809
Class 529-A	52,565	4,001	6,684		511		(27,678)	(2,106)	31,571	2,406
Class 529-B	101	8	15		1		(509)	(39)	(393)	(30)
Class 529-C	27,570	2,108	2,595		200		(19,812)	(1,507)	10,353	801
Class 529-E	3,061	234	261		20		(1,183)	(89)	2,139	165
Class 529-F-1	7,710	586	689		53		(3,402)	(258)	4,997	381
Class R-1	4,784	367	262		20		(4,148)	(316)	898	71
Class R-2	32,531	2,497	1,641		126		(13,538)	(1,032)	20,634	1,591
Class R-2E	3,173	243	9		—	[5]	(344)	(26)	2,838	217
Class R-3	33,543	2,567	2,165		166		(19,021)	(1,452)	16,687	1,281
Class R-4	35,897	2,725	2,316		178		(35,881)	(2,724)	2,332	179
Class R-5E6	26	2	—		—		—	—	26	2
Class R-5	5,116	397	405		31		(4,621)	(354)	900	74
Class R-6	97,186	7,326	3,458		263		(36,248)	(2,737)	64,396	4,852
Total net increase (decrease)	$1,805,990	138,050	$149,339		11,432		$(817,993)	(62,321)	$1,137,336	87,161

See end of tables for footnotes.

American Funds Portfolio Series	45

Income Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$697,268	57,326		$97,120		8,025		$(495,993)	(40,746)	$298,395	24,605
Class B2	22	2		8		—	[5]	(1,158)	(96)	(1,128)	(94)
Class C	143,339	11,845		17,503		1,455		(148,117)	(12,221)	12,725	1,079
Class T3	10	1		—		—		—	—	10	1
Class F-1	31,206	2,562		2,819		233		(35,374)	(2,909)	(1,349)	(114)
Class F-2	147,523	12,063		7,643		630		(82,352)	(6,726)	72,814	5,967
Class F-3[4]	20,646	1,664		168		13		(1,352)	(108)	19,462	1,569
Class 529-A	30,923	2,529		2,960		245		(21,004)	(1,721)	12,879	1,053
Class 529-B2	2	—	[5]	1		—	[5]	(111)	(9)	(108)	(9)
Class 529-C	14,184	1,167		1,294		108		(13,255)	(1,093)	2,223	182
Class 529-E	1,462	119		193		16		(1,337)	(110)	318	25
Class 529-T3	10	1		—	[5]	—	[5]	—	—	10	1
Class 529-F-1	3,343	273		325		27		(3,942)	(326)	(274)	(26)
Class R-1	844	70		49		4		(782)	(65)	111	9
Class R-2	10,574	873		801		66		(8,448)	(694)	2,927	245
Class R-2E	60	5		9		1		(134)	(11)	(65)	(5)
Class R-3	12,579	1,031		880		73		(9,697)	(795)	3,762	309
Class R-4	9,130	752		1,139		94		(7,547)	(624)	2,722	222
Class R-5E	3,155	253		6		—	[5]	(295)	(23)	2,866	230
Class R-5	3,148	257		197		16		(1,144)	(94)	2,201	179
Class R-6	14,869	1,220		1,070		88		(10,364)	(847)	5,575	461
Total net increase (decrease)	$1,144,297	94,013		$134,185		11,094		$(842,406)	(69,218)	$436,076	35,889

Year ended October 31, 2016

Class A	$697,584	60,692		$91,671		7,997		$(433,560)	(37,835)	$355,695	30,854
Class B	502	44		74		7		(3,125)	(272)	(2,549)	(221)
Class C	197,713	17,327		17,572		1,542		(126,124)	(11,042)	89,161	7,827
Class F-1	37,817	3,294		2,881		251		(30,277)	(2,633)	10,421	912
Class F-2	171,186	14,880		4,346		376		(77,956)	(7,021)	97,576	8,235
Class 529-A	24,082	2,089		2,778		242		(17,963)	(1,566)	8,897	765
Class 529-B	62	6		8		1		(383)	(34)	(313)	(27)
Class 529-C	13,138	1,145		1,347		118		(13,049)	(1,138)	1,436	125
Class 529-E	724	63		206		18		(1,366)	(120)	(436)	(39)
Class 529-F-1	4,430	384		305		27		(1,714)	(148)	3,021	263
Class R-1	612	54		50		4		(404)	(35)	258	23
Class R-2	11,900	1,038		754		66		(8,564)	(748)	4,090	356
Class R-2E	318	27		—	[5]	—	[5]	—	—	318	27
Class R-3	11,512	1,004		727		63		(5,193)	(455)	7,046	612
Class R-4	16,804	1,462		995		87		(6,679)	(578)	11,120	971
Class R-5E6	85	7		1		—	[5]	—	—	86	7
Class R-5	2,169	189		145		13		(958)	(83)	1,356	119
Class R-6	12,071	1,049		835		72		(5,382)	(466)	7,524	655
Total net increase (decrease)	$1,202,709	104,754		$124,695		10,884		$(732,697)	(64,174)	$594,707	51,464

46	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$334,689	25,763	$34,210		2,673		$(113,511)	(8,787)	$255,388	19,649
Class B2	—	—	—	[5]	—	[5]	(43)	(3)	(43)	(3)
Class C	69,161	5,343	4,701		370		(30,606)	(2,373)	43,256	3,340
Class T3	10	1	—		—		—	—	10	1
Class F-1	118,716	9,129	2,461		190		(32,903)	(2,546)	88,274	6,773
Class F-2	59,377	4,554	2,606		203		(29,226)	(2,253)	32,757	2,504
Class F-3[4]	21,757	1,643	174		13		(1,758)	(132)	20,173	1,524
Total net increase (decrease)	$603,710	46,433	$44,152		3,449		$(208,047)	(16,094)	$439,815	33,788

Year ended October 31, 2016

Class A	$307,714	24,775	$24,557		1,976		$(101,195)	(8,169)	$231,076	18,582
Class B	38	3	2		—		(186)	(15)	(146)	(12)
Class C	70,862	5,728	3,208		260		(21,222)	(1,721)	52,848	4,267
Class F-1	20,656	1,678	967		78		(5,590)	(448)	16,033	1,308
Class F-2	35,376	2,846	1,608		129		(9,796)	(792)	27,188	2,183
Total net increase (decrease)	$434,646	35,030	$30,342		2,443		$(137,989)	(11,145)	$326,999	26,328

See end of tables for footnotes.

American Funds Portfolio Series	47

Preservation Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$555,832	56,005		$10,911		1,103		$(371,604)	(37,479)	$195,139	19,629
Class B2	10	1		1		—	[5]	(379)	(38)	(368)	(37)
Class C	53,406	5,392		950		97		(72,543)	(7,328)	(18,187)	(1,839)
Class T3	10	1		—		—		—	—	10	1
Class F-1	12,929	1,302		333		34		(14,463)	(1,457)	(1,201)	(121)
Class F-2	49,294	4,965		815		82		(30,661)	(3,093)	19,448	1,954
Class F-3[4]	734	74		5		—	[5]	(12)	(1)	727	73
Class 529-A	34,854	3,512		982		99		(26,252)	(2,648)	9,584	963
Class 529-B2	10	1		—	[5]	—	[5]	(120)	(12)	(110)	(11)
Class 529-C	14,628	1,476		178		18		(12,599)	(1,272)	2,207	222
Class 529-E	1,648	166		34		4		(1,105)	(112)	577	58
Class 529-T3	10	1		—	[5]	—	[5]	—	—	10	1
Class 529-F-1	9,187	927		229		23		(5,939)	(599)	3,477	351
Class R-1	426	43		6		1		(1,357)	(137)	(925)	(93)
Class R-2	6,865	694		99		10		(8,600)	(870)	(1,636)	(166)
Class R-2E	1,241	124		21		2		(2,280)	(230)	(1,018)	(104)
Class R-3	8,575	866		160		16		(7,526)	(760)	1,209	122
Class R-4	4,852	489		133		13		(4,022)	(406)	963	96
Class R-5E	1	—	[5]	—	[5]	—		—	—	1	— [5]
Class R-5	3,085	310		31		3		(1,030)	(104)	2,086	209
Class R-6	11,274	1,133		193		19		(7,407)	(747)	4,060	405
Total net increase (decrease)	$768,871	77,482		$15,081		1,524		$(567,899)	(57,293)	$216,053	21,713

Year ended October 31, 2016

Class A	$425,229	42,594		$7,445		746		$(217,793)	(21,809)	$214,881	21,531
Class B	361	36		2		—		(1,232)	(123)	(869)	(87)
Class C	98,359	9,878		574		58		(55,136)	(5,533)	43,797	4,403
Class F-1	23,208	2,328		264		27		(16,681)	(1,671)	6,791	684
Class F-2	44,328	4,433		452		45		(16,909)	(1,691)	27,871	2,787
Class 529-A	38,996	3,905		695		70		(19,166)	(1,919)	20,525	2,056
Class 529-B	90	9		—		—		(384)	(38)	(294)	(29)
Class 529-C	20,439	2,049		85		9		(11,001)	(1,103)	9,523	955
Class 529-E	1,658	166		22		2		(1,100)	(110)	580	58
Class 529-F-1	6,605	661		155		15		(2,937)	(294)	3,823	382
Class R-1	931	93		6		1		(459)	(46)	478	48
Class R-2	10,454	1,050		55		5		(7,644)	(765)	2,865	290
Class R-2E	3,081	307		11		1		(177)	(17)	2,915	291
Class R-3	7,110	713		108		11		(5,184)	(520)	2,034	204
Class R-4	5,915	592		86		9		(2,425)	(244)	3,576	357
Class R-5E6	10	1		—		—		—	—	10	1
Class R-5	660	66		13		1		(177)	(17)	496	50
Class R-6	7,117	712		128		13		(3,828)	(383)	3,417	342
Total net increase (decrease)	$694,551	69,593		$10,101		1,013		$(362,233)	(36,283)	$342,419	34,323

48	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$145,055	14,886	$6,027		619		$(149,376)	(15,353)	$1,706	152
Class B2	—	—	—	[5]	—	[5]	(21)	(2)	(21)	(2)
Class C	14,941	1,533	680		70		(25,454)	(2,618)	(9,833)	(1,015)
Class T3	10	1	—		—		—	—	10	1
Class F-1	4,962	507	184		19		(5,169)	(530)	(23)	(4)
Class F-2	25,182	2,576	671		69		(25,610)	(2,623)	243	22
Class F-3[4]	1,593	162	8		1		(276)	(28)	1,325	135
Total net increase (decrease)	$191,743	19,665	$7,570		778		$(205,906)	(21,154)	$(6,593)	(711)

Year ended October 31, 2016

Class A	$186,764	18,722	$5,761		578		$(75,982)	(7,623)	$116,543	11,677
Class B	35	3	—		—		(80)	(8)	(45)	(5)
Class C	29,007	2,911	843		85		(16,352)	(1,641)	13,498	1,355
Class F-1	8,429	844	172		17		(2,637)	(264)	5,964	597
Class F-2	30,985	3,111	768		77		(21,843)	(2,191)	9,910	997
Total net increase (decrease)	$255,220	25,591	$7,544		757		$(116,894)	(11,727)	$145,870	14,621

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Amount less than one thousand.
[6]	Class R-5E shares began investment operations on November 20, 2015.

American Funds Portfolio Series	49

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/17	$14.29	$.16	$3.44	$3.60	$(.15)	$(.37)	$(.52)	$17.37	26.05%		$1,471		.35%		.35%		.79%		1.02%
10/31/16	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86		1,074		.35		.33		.82		1.11
10/31/15	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85		990		.45		.35		.84		1.02
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71		722		.44		.34		.83		.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18		377		.50		.40		.90		.85
Class C:
10/31/17	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16		295		1.11		1.11		1.55		.28
10/31/16	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99		227		1.14		1.13		1.62		.30
10/31/15	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06		198		1.22		1.12		1.61		.22
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92		134		1.24		1.14		1.63		.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27		62		1.26		1.16		1.66		.04
Class T:
10/31/17[6,7]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54	[8,9]	—	[10]	.12	[9,11]	.12	[9,11]	.56	[9,11]	.52	[9,11]
Class F-1:
10/31/17	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01		58		.39		.39		.83		.99
10/31/16	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77		40		.42		.40		.89		1.08
10/31/15	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77		39		.50		.40		.89		1.01
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69		39		.51		.41		.90		.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23		23		.53		.43		.93		.59
Class F-2:
10/31/17	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37		249		.13		.13		.57		1.10
10/31/16	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98		105		.15		.13		.62		1.15
10/31/15	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08		55		.24		.14		.63		1.28
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90		41		.24		.14		.63		1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57		20		.27		.17		.67		.96
Class F-3:
10/31/17[6,12]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07	[8]	15		.02	[11]	.02	[11]	.46	[11]	.51	[11]

50	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/17	$14.27	$.15		$3.44	$3.59	$(.14)	$(.37)	$(.51)	$17.35	26.04%	$218		.40%		.40%		.84%		.96%
10/31/16	14.56	.14		.11	.25	(.12)	(.42)	(.54)	14.27	1.79	147		.41		.39		.88		1.03
10/31/15	14.81	.14		(.04)	.10	(.13)	(.22)	(.35)	14.56	.73	126		.51		.41		.90		.97
10/31/14	13.91	.13		.93	1.06	(.15)	(.01)	(.16)	14.81	7.70	94		.51		.41		.90		.87
10/31/13	11.16	.12		2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27	45		.50		.40		.90		.96
Class 529-C:
10/31/17	14.03	.03		3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05	71		1.19		1.19		1.63		.17
10/31/16	14.34	.03		.10	.13	(.02)	(.42)	(.44)	14.03	.92	56		1.23		1.21		1.70		.22
10/31/15	14.61	.03		(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)	53		1.31		1.21		1.70		.18
10/31/14	13.78	—	[13]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76	42		1.32		1.22		1.71		(.03)
10/31/13	11.12	(.01)		2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23	16		1.36		1.26		1.76		(.06)
Class 529-E:
10/31/17	14.19	.11		3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71	9		.64		.64		1.08		.69
10/31/16	14.50	.10		.10	.20	(.09)	(.42)	(.51)	14.19	1.45	6		.68		.67		1.16		.75
10/31/15	14.75	.10		(.02)	.08	(.11)	(.22)	(.33)	14.50	.55	5		.78		.68		1.17		.69
10/31/14	13.88	.08		.93	1.01	(.13)	(.01)	(.14)	14.75	7.33	4		.79		.69		1.18		.55
10/31/13	11.16	.06		2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89	2		.82		.72		1.22		.49
Class 529-T:
10/31/17[6,7]	15.06	.04		2.29	2.33	—	—	—	17.39	15.47 [8,9]	—	[10]	.19	[9,11]	.19	[9,11]	.63	[9,11]	.45 [9,11]
Class 529-F-1:
10/31/17	14.32	.18		3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25	17		.18		.18		.62		1.15
10/31/16	14.61	.17		.11	.28	(.15)	(.42)	(.57)	14.32	1.97	10		.22		.21		.70		1.19
10/31/15	14.85	.17		(.03)	.14	(.16)	(.22)	(.38)	14.61	.98	8		.31		.21		.70		1.12
10/31/14	13.94	.14		.94	1.08	(.16)	(.01)	(.17)	14.85	7.85	4		.31		.21		.70		.96
10/31/13	11.18	.16		2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37	1		.37		.27		.77		1.26
Class R-1:
10/31/17	14.08	.03		3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
10/31/16	14.39	.03		.11	.14	(.03)	(.42)	(.45)	14.08	1.03	3		1.15		1.14		1.63		.24
10/31/15	14.65	.02		(.02)	—	(.04)	(.22)	(.26)	14.39	.03	2		1.23		1.13		1.62		.17
10/31/14	13.81	.02		.92	.94	(.09)	(.01)	(.10)	14.65	6.86	2		1.25		1.15		1.64		.13
10/31/13	11.14	.02		2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28	1		1.25		1.15		1.65		.13

See end of tables for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/17	$14.03	$.04	$3.38	$3.42	$(.05)	$(.37)	$(.42)	$17.03	25.10%		$67		1.10%		1.10%		1.54%		.26%
10/31/16	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03		47		1.16		1.15		1.64		.22
10/31/15	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03		33		1.25		1.15		1.64		.17
10/31/14	13.80	— [13]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82		19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)	2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24		7		1.27		1.17		1.67		(.18)
Class R-2E:
10/31/17	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48		1		.81		.81		1.25		.49
10/31/16	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84		1		.75		.75		1.24		(.42)
10/31/15	14.82	.17	(.04)	.13	(.16)	(.22)	(.38)	14.57	.94	[9]	—	[10]	.38	[9]	.27	[9]	.76	[9]	1.18	[9]
10/31/14[6,14]	15.02	.01	(.21)	(.20)	—	—	—	14.82	(1.33)[8,9]		—	[10]	.06	[8,9]	.04	[8,9]	.53	[8,9]	.09	[8,9]
Class R-3:
10/31/17	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64		36		.66		.66		1.10		.65
10/31/16	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46		22		.72		.70		1.19		.69
10/31/15	14.74	.10	(.03)	.07	(.10)	(.22)	(.32)	14.49	.48		18		.79		.69		1.18		.66
10/31/14	13.86	.09	.92	1.01	(.12)	(.01)	(.13)	14.74	7.38		13		.82		.72		1.21		.60
10/31/13	11.16	.05	2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77		6		.83		.73		1.23		.36
Class R-4:
10/31/17	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03		17		.36		.36		.80		1.00
10/31/16	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81		10		.41		.39		.88		1.08
10/31/15	14.82	.15	(.04)	.11	(.14)	(.22)	(.36)	14.57	.81		9		.47		.37		.86		1.00
10/31/14	13.93	.12	.93	1.05	(.15)	(.01)	(.16)	14.82	7.62		4		.48		.38		.87		.81
10/31/13	11.18	.14	2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27		1		.49		.39		.89		1.11
Class R-5E:
10/31/17	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42		—	[10]	.17		.10		.54		1.33
10/31/16[6,15]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03	[8]	—	[10]	.27	[11]	.25	[11]	.74	[11]	1.32	[11]
Class R-5:
10/31/17	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46		8		.07		.07		.51		1.25
10/31/16	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03		4		.10		.09		.58		1.25
10/31/15	14.88	.16	— [13]	.16	(.12)	(.22)	(.34)	14.70	1.13		3		.18		.08		.57		1.10
10/31/14	13.97	.27	.82	1.09	(.17)	(.01)	(.18)	14.88	7.92		1		.21		.11		.60		1.84
10/31/13	11.18	.18	2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66		20		.23		.13		.63		1.47
Class R-6:
10/31/17	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45		49		.03		.03		.47		1.31
10/31/16	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13		32		.05		.03		.52		1.47
10/31/15	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15		39		.14		.04		.53		1.36
10/31/14	14.02	.14	.98	1.12	(.18)	(.01)	(.19)	14.95	8.07		33		.14		.04		.53		.96
10/31/13	11.17	.10	2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57		3		.18		.08		.58		.79

52	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/17	$15.21	$.16	$3.41	$3.57	$(.15)	$(.50)	$(.65)	$18.13	24.39%		$3,364		.33%		.33%		.72%		.97%
10/31/16	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
10/31/15	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042		.42		.32		.75		.65
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345		.42		.32		.75		.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45		646		.45		.35		.79		.67
Class C:
10/31/17	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
10/31/16	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
10/31/15	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458		1.21		1.11		1.54		(.18)
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259		1.23		1.13		1.56		(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52		108		1.24		1.14		1.58		(.17)
Class T:
10/31/17[6,7]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[8,9]	—	[10]	.11	[9,11]	.11	[9,11]	.50	[9,11]	.45 [9,11]
Class F-1:
10/31/17	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
10/31/16	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51		.49		.39		.82		.61
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40		.50		.40		.83		.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41		19		.51		.41		.85		.64
Class F-2:
10/31/17	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
10/31/16	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
10/31/15	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104		.23		.13		.56		.82
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57		.24		.14		.57		.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75		31		.26		.16		.60		.64
Class F-3:
10/31/17[6,12]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[8]	24		.02	[11]	.02	[11]	.41	[11]	.46 [11]

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/17	$15.19	$.14	$3.42	$3.56	$(.14)	$(.50)	$(.64)	$18.11	24.36%		$567		.38%		.38%		.77%		.87%
10/31/16	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280		.49		.39		.82		.58
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184		.49		.39		.82		.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49		90		.49		.39		.83		.71
Class 529-C:
10/31/17	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
10/31/16	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
10/31/15	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98		1.31		1.21		1.64		(.24)
10/31/14	13.88	(.06)	1.37	1.31	— [13]	(.04)	(.04)	15.15	9.45		65		1.31		1.21		1.64		(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35		33		1.34		1.24		1.68		(.15)
Class 529-E:
10/31/17	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
10/31/16	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
10/31/15	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14		.77		.67		1.10		.34
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11		.78		.68		1.11		.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14		5		.80		.70		1.14		.39
Class 529-T:
10/31/17[6,7]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[8,9]	—	[10]	.18	[9,11]	.18	[9,11]	.57	[9,11]	.38 [9,11]
Class 529-F-1:
10/31/17	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
10/31/16	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
10/31/15	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20		.30		.20		.63		.70
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10		.31		.21		.64		.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73		4		.34		.24		.68		.90
Class R-1:
10/31/17	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36		9		1.11		1.11		1.50		.21
10/31/16	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
10/31/15	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7		1.22		1.12		1.55		(.19)
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5		1.24		1.14		1.57		(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52		3		1.24		1.14		1.58		.11

54	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/17	$14.95	$.03	$3.35	$3.38	$(.05)	$(.50)	$(.55)	$17.78	23.36%		$139		1.10%		1.10%		1.49%		.16%
10/31/16	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
10/31/15	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61		1.24		1.14		1.57		(.21)
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34		1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44		13		1.24		1.14		1.58		(.22)
Class R-2E:
10/31/17	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76		6		.81		.81		1.20		.42
10/31/16	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23
10/31/15	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43	[9]	—	[10]	.52	[9]	.42	[9]	.85	[9]	.48 [9]
10/31/14[6,14]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)[8,9]		—	[10]	.06	[8,9]	.04	[8,9]	.47	[8,9]	.06 [8,9]
Class R-3:
10/31/17	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95		88		.66		.66		1.05		.58
10/31/16	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
10/31/15	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
10/31/14	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07		22		.81		.71		1.14		.06
10/31/13	11.01	.01	3.05	3.06	(.10)	—	(.10)	13.97	28.02		9		.81		.71		1.15		.06
Class R-4:
10/31/17	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40		48		.36		.36		.75		.91
10/31/16	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
10/31/15	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
10/31/14	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44		7		.47		.37		.80		.39
10/31/13	11.03	.08	3.03	3.11	(.12)	—	(.12)	14.02	28.45		2		.46		.36		.80		.62
Class R-5E:
10/31/17	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71		6		.17		.17		.56		(.14)
10/31/16[6,15]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[8]	—	[10]	.26	[11]	.25	[11]	.69	[11]	.89 [11]
Class R-5:
10/31/17	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70		22		.07		.07		.46		1.21
10/31/16	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
10/31/15	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5		.17		.07		.50		.66
10/31/14	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72		1		.20		.10		.53		1.03
10/31/13	11.03	.14	3.01	3.15	(.12)	—	(.12)	14.06	28.84		20		.20		.10		.54		1.12
Class R-6:
10/31/17	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79		63		.02		.02		.41		1.21
10/31/16	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41		.05		.03		.47		1.05
10/31/15	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83		46		.13		.03		.46		1.00
10/31/14	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75		36		.13		.03		.46		.59
10/31/13	11.03	.07	3.08	3.15	(.11)	—	(.11)	14.07	28.84		4		.15		.05		.49		.52

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$13.36	$.27	$2.02	$2.29	$(.27)	$(.32)	$(.59)	$15.06	17.69%		$4,836		.33%		.33%		.66%		1.91%
10/31/16	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
10/31/15	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363		.42		.32		.69		1.95
10/31/14	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564		.42		.32		.69		2.08
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01		1,394		.43		.33		.70		2.19
Class C:
10/31/17	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
10/31/16	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737		1.21		1.11		1.48		1.14
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491		1.22		1.12		1.49		1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03		237		1.22		1.12		1.49		1.36
Class T:
10/31/17[6,7]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[8,9]	—	[10]	.11	[9,11]	.11	[9,11]	.44	[9,11]	1.66	[9,11]
Class F-1:
10/31/17	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
10/31/15	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84		.48		.38		.75		1.90
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63		.49		.39		.76		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98		33		.49		.39		.76		2.16
Class F-2:
10/31/17	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
10/31/16	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
10/31/15	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125		.23		.13		.50		2.08
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73		.23		.13		.50		2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22		33		.24		.14		.51		2.31
Class F-3:
10/31/17[6,12]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[8]	28		.02	[11]	.02	[11]	.35	[11]	1.74	[11]

56	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$13.35	$.26	$2.02	$2.28	$(.26)	$(.32)	$(.58)	$15.05	17.64%	$439		.39%		.39%		.72%		1.85%
10/31/16	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81	329		.44		.43		.80		1.92
10/31/15	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61	276		.51		.41		.78		1.87
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67	221		.51		.41		.78		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95	129		.49		.39		.76		2.17
Class 529-C:
10/31/17	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75	159		1.18		1.18		1.51		1.07
10/31/16	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05	128		1.22		1.20		1.57		1.15
10/31/15	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)	114		1.30		1.20		1.57		1.08
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81	93		1.31		1.21		1.58		1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86	56		1.33		1.23		1.60		1.33
Class 529-E:
10/31/17	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31	21		.64		.64		.97		1.61
10/31/16	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67	17		.68		.66		1.03		1.71
10/31/15	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29	14		.76		.66		1.03		1.61
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42	10		.78		.68		1.05		1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61	6		.79		.69		1.06		1.80
Class 529-T:
10/31/17[6,7]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63 [8,9]	—	[10]	.18	[9,11]	.18	[9,11]	.51	[9,11]	1.59	[9,11]
Class 529-F-1:
10/31/17	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95	34		.18		.18		.51		2.05
10/31/16	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03	24		.21		.20		.57		2.12
10/31/15	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81	19		.30		.20		.57		2.09
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87	16		.30		.20		.57		2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14	10		.32		.22		.59		2.41
Class R-1:
10/31/17	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86	8		1.11		1.11		1.44		1.13
10/31/16	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08	6		1.15		1.13		1.50		1.23
10/31/15	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)	7		1.22		1.12		1.49		1.12
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88	7		1.23		1.13		1.50		1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12	4		1.23		1.13		1.50		1.38

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/17	$13.27	$.16	$2.01	$2.17	$(.16)	$(.32)	$(.48)	$14.96	16.88%	$122		1.10%		1.10%		1.43%		1.14%
10/31/16	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08	91		1.15		1.14		1.51		1.20
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)	63		1.24		1.14		1.51		1.09
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89	38		1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09	18		1.24		1.14		1.51		1.21
Class R-2E:
10/31/17	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17	8		.80		.80		1.13		1.44
10/31/16	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47	4		.82		.82		1.19		1.19
10/31/15	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76 [9]	—	[10]	.36	[9]	.25	[9]	.62	[9]	2.07	[9]
10/31/14[6,14]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,9]	—	[10]	.06	[8,9]	.04	[8,9]	.41	[8,9]	.44	[8,9]
Class R-3:
10/31/17	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39	82		.65		.65		.98		1.58
10/31/16	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51	60		.70		.69		1.06		1.66
10/31/15	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36	41		.78		.68		1.05		1.59
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31	28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67	13		.80		.70		1.07		1.79
Class R-4:
10/31/17	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68	74		.36		.36		.69		1.88
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88	55		.39		.38		.75		1.99
10/31/15	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67	35		.46		.36		.73		1.66
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75	10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95	2		.44		.34		.71		1.97
Class R-5E:
10/31/17	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06	4		.17		.16		.49		.12
10/31/16[6,15]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20 [8]	—	[10]	.25	[11]	.24	[11]	.61	[11]	2.28	[11]
Class R-5:
10/31/17	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03	18		.07		.07		.40		2.08
10/31/16	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23	7		.09		.08		.45		2.24
10/31/15	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94	3		.17		.07		.44		2.16
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99	1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35	20		.18		.08		.45		2.58
Class R-6:
10/31/17	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11	83		.02		.02		.35		2.19
10/31/16	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28	52		.04		.02		.39		2.32
10/31/15	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98	44		.12		.02		.39		2.20
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13	32		.12		.02		.39		2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26	1		.14		.04		.41		2.27

58	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$13.38	$.23	$1.75	$1.98	$(.24)	$(.26)	$(.50)	$14.86	15.23%		$4,073		.35%		.35%		.73%		1.68%
10/31/16	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45		3,209		.37		.35		.73		1.57
10/31/15	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76		2,586		.42		.32		.70		1.51
10/31/14	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94		1,803		.43		.33		.67		1.67
10/31/13	10.80	.21	1.64	1.85	(.21)	—	(.21)	12.44	17.29		1,010		.45		.35		.69		1.76
Class C:
10/31/17	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38		1,032		1.11		1.11		1.49		.92
10/31/16	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65		866		1.13		1.12		1.50		.80
10/31/15	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96		658		1.21		1.11		1.49		.71
10/31/14	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11		416		1.22		1.12		1.46		.86
10/31/13	10.78	.11	1.64	1.75	(.14)	—	(.14)	12.39	16.32		197		1.23		1.13		1.47		.96
Class T:
10/31/17[6,7]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96	[8,9]	—	[10]	.11	[9,11]	.11	[9,11]	.49	[9,11]	1.59	[9,11]
Class F-1:
10/31/17	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15		140		.39		.39		.77		1.61
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43		137		.40		.39		.77		1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71		85		.48		.38		.76		1.46
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94		62		.49		.39		.73		1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	—	(.21)	12.43	17.20		40		.50		.40		.74		1.61
Class F-2:
10/31/17	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45		401		.13		.13		.51		1.87
10/31/16	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68		222		.14		.13		.51		1.77
10/31/15	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03		104		.23		.13		.51		1.69
10/31/14	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11		64		.23		.13		.47		1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	—	(.23)	12.45	17.51		29		.25		.15		.49		1.96
Class F-3:
10/31/17[6,12]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58	[8]	44		.02	[11]	.02	[11]	.40	[11]	1.55	[11]

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$13.38	$.22	$1.75	$1.97	$(.23)	$(.26)	$(.49)	$14.86	15.14%		$280		.42%		.42%		.80%		1.60%
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38		213		.44		.42		.80		1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66		182		.52		.42		.80		1.42
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92		144		.52		.42		.76		1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	—	(.20)	12.43	17.27		90		.49		.39		.73		1.77
Class 529-C:
10/31/17	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27		122		1.18		1.18		1.56		.84
10/31/16	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61		102		1.22		1.21		1.59		.72
10/31/15	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84		92		1.30		1.20		1.58		.64
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98		75		1.31		1.21		1.55		.78
10/31/13	10.78	.11	1.63	1.74	(.12)	—	(.12)	12.40	16.26		44		1.33		1.23		1.57		.91
Class 529-E:
10/31/17	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88		11		.64		.64		1.02		1.40
10/31/16	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16		9		.67		.66		1.04		1.26
10/31/15	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43		7		.77		.67		1.05		1.16
10/31/14	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56		5		.78		.68		1.02		1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	—	(.17)	12.42	16.89		3		.80		.70		1.04		1.44
Class 529-T:
10/31/17[6,7]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92	[8,9]	—	[10]	.18	[9,11]	.18	[9,11]	.56	[9,11]	1.52	[9,11]
Class 529-F-1:
10/31/17	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46		31		.18		.18		.56		1.84
10/31/16	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60		22		.22		.20		.58		1.71
10/31/15	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89		17		.30		.20		.58		1.64
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12		12		.30		.20		.54		1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	(.22)	12.44	17.45		9		.32		.22		.56		2.03
Class R-1:
10/31/17	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32		10		1.11		1.11		1.49		.94
10/31/16	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66		10		1.15		1.13		1.51		.78
10/31/15	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99		9		1.22		1.12		1.50		.70
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06		7		1.23		1.13		1.47		.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	(.13)	12.40	16.40		4		1.24		1.14		1.48		.95

60	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/17	$13.31	$.13	$1.73	$1.86	$(.13)	$(.26)	$(.39)	$14.78	14.39%		$100		1.09%		1.09%		1.47%		.92%
10/31/16	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63		75		1.16		1.14		1.52		.76
10/31/15	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92		54		1.24		1.14		1.52		.67
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04		36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	(.14)	12.40	16.33		15		1.25		1.15		1.49		.90
Class R-2E:
10/31/17	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74		16		.80		.80		1.18		1.08
10/31/16	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09		3		.82		.82		1.20		.73
10/31/15	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82	[9]	—	[10]	.35	[9]	.25	[9]	.63	[9]	1.61	[9]
10/31/14[6,14]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,9]		—	[10]	.06	[8,9]	.04	[8,9]	.38	[8,9]	.31	[8,9]
Class R-3:
10/31/17	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91		105		.65		.65		1.03		1.36
10/31/16	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13		80		.71		.69		1.07		1.24
10/31/15	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38		63		.78		.68		1.06		1.15
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56		35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	(.17)	12.42	16.86		18		.80		.70		1.04		1.36
Class R-4:
10/31/17	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24		94		.35		.35		.73		1.67
10/31/16	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43		55		.40		.38		.76		1.62
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72		53		.46		.36		.74		1.45
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88		40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	(.21)	12.44	17.33		24		.43		.33		.67		1.71
Class R-5E:
10/31/17	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41		7		.16		.16		.54		1.22
10/31/16[6,15]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38	[8]	—	[10]	.26	[11]	.25	[11]	.63	[11]	1.60	[11]
Class R-5:
10/31/17	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50		19		.07		.07		.45		1.93
10/31/16	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79		12		.10		.08		.46		1.85
10/31/15	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00		11		.17		.07		.45		1.78
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24		9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	(.23)	12.45	17.56		15		.18		.08		.42		2.06
Class R-6:
10/31/17	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64		253		.02		.02		.40		1.96
10/31/16	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77		138		.04		.02		.40		1.81
10/31/15	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05		73		.12		.02		.40		1.77
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29		39		.13		.03		.37		1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	(.24)	12.45	17.57		10		.14		.04		.38		2.01

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$11.70	$.36	$.98	$1.34	$(.37)	$(.05)	$(.42)	$12.62	11.62%	$3,175		.36%		.36%		.66%		2.93%
10/31/16	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30	2,655		.36		.35		.65		3.13
10/31/15	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)	2,265		.44		.34		.64		3.35
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94	1,766		.45		.35		.66		3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19	1,067		.48		.38		.68		3.28
Class C:
10/31/17	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77	689		1.11		1.11		1.41		2.18
10/31/16	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55	627		1.14		1.12		1.42		2.35
10/31/15	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)	529		1.21		1.11		1.41		2.57
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19	381		1.22		1.12		1.43		2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35	214		1.23		1.13		1.43		2.51
Class T:
10/31/17[6,7]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83 [8,9]	—	[10]	.11	[9,11]	.11	[9,11]	.41	[9,11]	2.84	[9,11]
Class F-1:
10/31/17	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66	88		.39		.39		.69		2.91
10/31/16	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26	83		.41		.39		.69		3.09
10/31/15	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)	72		.48		.38		.68		3.32
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97	62		.49		.39		.70		3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17	42		.51		.41		.71		3.31
Class F-2:
10/31/17	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95	264		.13		.13		.43		3.14
10/31/16	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54	174		.14		.13		.43		3.45
10/31/15	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)	77		.24		.14		.44		3.56
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32	59		.23		.13		.44		3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44	36		.25		.15		.45		3.50
Class F-3:
10/31/17[6,12]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02 [8]	20		.02	[11]	.02	[11]	.32	[11]	2.96	[11]

62	American Funds Portfolio Series

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$11.69	$.35	$.99	$1.34	$(.36)	$(.05)	$(.41)	$12.62	11.64%	$100		.42%		.42%		.72%		2.86%
10/31/16	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81		.44		.43		.73		3.05
10/31/15	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71		.55		.45		.75		3.25
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62		.53		.43		.74		3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14	39		.55		.45		.75		3.20
Class 529-C:
10/31/17	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79	52		1.16		1.16		1.46		2.13
10/31/16	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47		1.22		1.20		1.50		2.27
10/31/15	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45		1.30		1.20		1.50		2.49
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40		1.31		1.21		1.52		2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23	29		1.33		1.23		1.53		2.42
Class 529-E:
10/31/17	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31	7		.64		.64		.94		2.65
10/31/16	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6		.68		.66		.96		2.81
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6		.77		.67		.97		3.00
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5		.78		.68		.99		2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80	3		.80		.70		1.00		2.98
Class 529-T:
10/31/17[6,7]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79 [8,9]	—	[10]	.19	[9,11]	.19	[9,11]	.49	[9,11]	2.77	[9,11]
Class 529-F-1:
10/31/17	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89	10		.18		.18		.48		3.13
10/31/16	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45	9		.21		.20		.50		3.26
10/31/15	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)	6		.30		.20		.50		3.50
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16	4		.30		.20		.51		3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36	2		.33		.23		.53		3.54
Class R-1:
10/31/17	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/16	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
10/31/15	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)	1		1.22		1.12		1.42		2.56
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20	2		1.23		1.13		1.44		2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36	1		1.23		1.13		1.43		2.57

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/17	$11.64	$.27	$.98	$1.25	$(.28)	$(.05)	$(.33)	$12.56	10.88%	$32		1.09%		1.09%		1.39%		2.19%
10/31/16	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27		1.17		1.15		1.45		2.33
10/31/15	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)	22		1.24		1.14		1.44		2.55
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10	15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26	10		1.25		1.15		1.45		2.44
Class R-2E:
10/31/17	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[10]	.79		.79		1.09		2.51
10/31/16	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—	[10]	.68		.67		.97		1.65
10/31/15	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[9]	—	[10]	.36	[9]	.25	[9]	.55	[9]	3.46	[9]
10/31/14[6,14]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07 [8,9]	—	[10]	.06	[8,9]	.04	[8,9]	.35	[8,9]	.69	[8,9]
Class R-3:
10/31/17	11.68	.32	.98	1.30	(.33)	(.05)	(.38)	12.60	11.32	31		.65		.65		.95		2.66
10/31/16	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98	25		.71		.69		.99		2.79
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	18		.78		.68		.98		2.99
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58	11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86	6		.81		.71		1.01		2.83
Class R-4:
10/31/17	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	36		.35		.35		.65		2.93
10/31/16	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28	31		.40		.38		.68		3.07
10/31/15	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)	19		.46		.36		.66		3.26
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99	10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24	6		.45		.35		.65		3.37
Class R-5E:
10/31/17	11.69	.23	1.13	1.36	(.39)	(.05)	(.44)	12.61	11.86	3		.16		.16		.46		1.81
10/31/16[6,15]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14 [8]	—	[10]	.26	[11]	.25	[11]	.55	[11]	3.77	[11]
Class R-5:
10/31/17	11.72	.39	.99	1.38	(.40)	(.05)	(.45)	12.65	12.00	7		.07		.07		.37		3.21
10/31/16	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56	4		.10		.08		.38		3.35
10/31/15	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09	3		.18		.08		.38		3.58
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24	2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58	9		.19		.09		.39		3.54
Class R-6:
10/31/17	11.72	.40	.98	1.38	(.41)	(.05)	(.46)	12.64	11.96	33		.02		.02		.32		3.25
10/31/16	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71	25		.04		.03		.33		3.43
10/31/15	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05	17		.13		.03		.33		3.64
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33	12		.13		.03		.34		3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57	2		.13		.03		.33		3.29

64	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$12.54	$.34	$1.13	$1.47	$(.33)	$(.11)	$(.44)	$13.57	12.03%		$1,229		.39%		.39%		.73%		2.63%
10/31/16	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
10/31/15	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28		220		.55		.45		.82		2.93
Class C:
10/31/17	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.12		1.46		1.90
10/31/16	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
10/31/15	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45		27		1.27		1.17		1.54		2.21
Class T:
10/31/17[6,7]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[8,9]	—	[10]	.12	[9,11]	.12	[9,11]	.46	[9,11]	2.72	[9,11]
Class F-1:
10/31/17	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.39		.73		2.59
10/31/16	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
10/31/15	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31		11		.53		.43		.80		2.92
Class F-2:
10/31/17	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.14		.48		2.85
10/31/16	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
10/31/15	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46		6		.28		.18		.55		3.21
Class F-3:
10/31/17[6,12]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[8]	21		.02	[11]	.02	[11]	.36	[11]	2.95	[11]

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$10.03	$.11	$(.10)	$.01	$(.12)	$(.01)	$(.13)	$9.91	.08%	$988		.42%		.42%		.72%		1.07%
10/31/16	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
10/31/15	9.95	.11	— [13]	.11	(.11)	—	(.11)	9.95	1.08	582		.51		.41		.71		1.09
10/31/14	9.91	.10	.04	.14	(.10)	—	(.10)	9.95	1.44	436		.50		.39		.69		1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.59)	333		.53		.41		.71		1.13
Class C:
10/31/17	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
10/31/16	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
10/31/15	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	130		1.23		1.13		1.43		.36
10/31/14	9.90	.03	.04	.07	(.03)	—	(.03)	9.94	.68	93		1.25		1.14		1.44		.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	—	—	9.90	(1.29)	67		1.27		1.15		1.45		.39
Class T:
10/31/17[6,7]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [8,9]	—	[10]	.14	[9,11]	.14	[9,11]	.44	[9,11]	1.31	[9,11]
Class F-1:
10/31/17	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
10/31/16	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
10/31/15	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.00	20		.50		.40		.70		1.11
10/31/14	9.91	.10	.05	.15	(.10)	—	(.10)	9.96	1.51	9		.51		.41		.71		1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.61)	6		.54		.42		.72		1.13
Class F-2:
10/31/17	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
10/31/16	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
10/31/15	9.95	.13	— [13]	.13	(.13)	—	(.13)	9.95	1.33	21		.25		.15		.45		1.34
10/31/14	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.67	12		.25		.15		.45		1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	—	—	9.91	(.34)	6		.28		.17		.47		1.37
Class F-3:
10/31/17[6,12]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [8]	1		.04	[11]	.04	[11]	.34	[11]	1.40	[11]

66	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$10.03	$.11	$(.10)	$.01	$(.12)	$(.01)	$(.13)	$9.91	.07%	$85		.43%		.43%		.73%		1.07%
10/31/16	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97	77		.45		.43		.73		1.03
10/31/15	9.95	.10	(.01)	.09	(.10)	—	(.10)	9.94	.93	56		.57		.47		.77		1.03
10/31/14	9.91	.09	.04	.13	(.09)	—	(.09)	9.95	1.36	44		.56		.45		.75		.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.61)	33		.56		.44		.74		1.09
Class 529-C:
10/31/17	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
10/31/16	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
10/31/15	9.95	.03	(.01)	.02	(.03)	—	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
10/31/14	9.91	.02	.04	.06	(.02)	—	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	—	—	9.91	(1.38)	17		1.37		1.25		1.55		.29
Class 529-E:
10/31/17	10.02	.08	(.08)	— [13]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
10/31/16	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64	3		.69		.68		.98		.78
10/31/15	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	3		.79		.69		.99		.81
10/31/14	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.12	2		.80		.70		1.00		.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	—	—	9.91	(.78)	2		.83		.71		1.01		.83
Class 529-T:
10/31/17[6,7]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [8,9]	—	[10]	.21	[9,11]	.21	[9,11]	.51	[9,11]	1.24	[9,11]
Class 529-F-1:
10/31/17	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
10/31/16	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19	14		.23		.22		.52		1.24
10/31/15	9.95	.13	(.01)	.12	(.13)	—	(.13)	9.94	1.17	10		.32		.22		.52		1.28
10/31/14	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.59	8		.33		.22		.52		1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	—	—	9.91	(.40)	6		.35		.24		.54		1.28
Class R-1:
10/31/17	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/16	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
10/31/15	9.95	.04	(.01)	.03	(.04)	—	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
10/31/14	9.91	.02	.05	.07	(.03)	—	(.03)	9.95	.66	1		1.26		1.15		1.45		.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	—	—	9.91	(1.32)	1		1.27		1.15		1.45		.39

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/17	$10.00	$.04	$(.09)	$(.05)	$(.05)	$(.01)	$(.06)	$9.89	(.50)%	$15		1.10%		1.10%		1.40%		.40%
10/31/16	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
10/31/15	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
10/31/14	9.90	.02	.04	.06	(.02)	—	(.02)	9.94	.62	8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	—	—	9.90	(1.30)	6		1.29		1.17		1.47		.36
Class R-2E:
10/31/17	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/16	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69
10/31/15	9.96	.12	(.01)	.11	(.12)	—	(.12)	9.95	1.12 [9]	—	[10]	.38	[9]	.27	[9]	.57	[9]	1.22	[9]
10/31/14[6,14]	9.96	.02	— [13]	.02	(.02)	—	(.02)	9.96	.16 [8,9]	—	[10]	.06	[8,9]	.04	[8,9]	.34	[8,9]	.17	[8,9]
Class R-3:
10/31/17	10.02	.08	(.08)	— [13]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/16	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
10/31/15	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	13		.80		.70		1.00		.80
10/31/14	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.09	7		.84		.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	—	—	9.91	(.85)	5		.83		.72		1.02		.80
Class R-4:
10/31/17	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/16	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
10/31/15	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.01	6		.48		.38		.68		1.13
10/31/14	9.92	.10	.04	.14	(.10)	—	(.10)	9.96	1.43	3		.49		.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	—	—	9.92	(.45)	1		.49		.38		.68		1.16
Class R-5E:
10/31/17	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[10]	.18		.11		.41		1.40
10/31/16[6,15]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [8]	—	[10]	.28	[11]	.27	[11]	.57	[11]	1.19	[11]
Class R-5:
10/31/17	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08		.08		.38		1.39
10/31/16	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1		.11		.10		.40		1.35
10/31/15	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.28	1		.20		.10		.40		1.40
10/31/14	9.91	.14	.04	.18	(.13)	—	(.13)	9.96	1.78	1		.22		.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	—	—	9.91	(.28)	4		.22		.10		.40		1.44
Class R-6:
10/31/17	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04		.04		.34		1.45
10/31/16	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11		.06		.04		.34		1.41
10/31/15	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.34	7		.15		.05		.35		1.45
10/31/14	9.91	.13	.05	.18	(.13)	—	(.13)	9.96	1.76	6		.14		.04		.34		1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	—	—	9.91	(.16)	—	[10]	.20		.08		.38		1.45

68	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$9.90	$.18	$(.10)	$.08	$(.19)	$9.79	.81%	$336		.44%		.43%		.77%		1.89%
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.08	338		.47		.44		.74		2.21
10/31/15	9.99	.24	(.09)	.15	(.23)	9.91	1.55	223		.55		.44		.75		2.43
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50	159		.56		.44		.75		2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	123		.58		.45		.76		2.54
Class C:
10/31/17	9.89	.12	(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
10/31/16	9.89	.15	— [13]	.15	(.15)	9.89	1.48	64		1.17		1.14		1.44		1.51
10/31/15	9.98	.17	(.09)	.08	(.17)	9.89	.76	51		1.25		1.14		1.45		1.73
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79	42		1.26		1.14		1.45		1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	39		1.28		1.15		1.46		1.85
Class T:
10/31/17[6,7]	9.76	.11	.04	.15	(.12)	9.79	1.50 [8,9]	—	[10]	.14	[9,11]	.12	[9,11]	.46	[9,11]	1.95	[9,11]
Class F-1:
10/31/17	9.90	.19	(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11		.43		.40		.70		2.23
10/31/15	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5		.52		.41		.72		2.46
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54	4		.52		.40		.71		2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5		.56		.42		.73		2.56
Class F-2:
10/31/17	9.90	.21	(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
10/31/16	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34		.18		.15		.45		2.50
10/31/15	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24		.27		.16		.47		2.71
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81	11		.26		.15		.46		2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8		.30		.16		.47		2.82
Class F-3:
10/31/17[6,12]	9.69	.15	.11	.26	(.16)	9.79	2.70 [8]	1		.03	[11]	.01	[11]	.35	[11]	2.02	[11]

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

	Year ended October 31
Portfolio turnover rate for all share classes	2017	2016		2015		2014		2013
Global Growth Portfolio	64%	2%		2%		—%[16]		—%[16]
Growth Portfolio	33	—	[16]	—	[16]	—	[16]	—	[16]
Growth and Income Portfolio	30	—	[16]	—	[16]	—	[16]	—	[16]
Balanced Portfolio	15	—	[16]	13		—	[16]	—	[16]
Income Portfolio	1	8		—	[16]	—	[16]	—	[16]
Tax-Advantaged Income Portfolio	13	—	[16]	1		1		2	[17]
Preservation Portfolio	25	2		2		5		11	[17]
Tax-Exempt Preservation Portfolio	45	6		8		14		28	[17]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. During the periods shown, CRMC also reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Annualized.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount is either less than 1% or there is no turnover.
[17]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.

See Notes to Financial Statements

70	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Balanced Portfolio, American Funds Income Portfolio, American Funds Tax-Advantaged Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio (the “Series”), as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2017, by correspondence with the custodian and transfer agent; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Portfolio Series as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2017

American Funds Portfolio Series	71

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2017, through October 31, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	American Funds Portfolio Series

Global Growth Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,122.08	$1.87	.35%	$4.23	.79%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	4.02	.79
Class C – actual return	1,000.00	1,117.80	5.93	1.11	8.27	1.55
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.88	1.55
Class T – actual return	1,000.00	1,123.31	.59	.11	2.94	.55
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.80	.55
Class F-1 – actual return	1,000.00	1,121.93	2.03	.38	4.39	.82
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.18	.82
Class F-2 – actual return	1,000.00	1,123.00	.70	.13	3.05	.57
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.91	.57
Class F-3 – actual return	1,000.00	1,123.95	.11	.02	2.46	.46
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.35	.46
Class 529-A – actual return	1,000.00	1,121.52	2.09	.39	4.44	.83
Class 529-A – assumed 5% return	1,000.00	1,023.24	1.99	.39	4.23	.83
Class 529-C – actual return	1,000.00	1,117.07	6.30	1.18	8.64	1.62
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	8.24	1.62
Class 529-E – actual return	1,000.00	1,120.13	3.37	.63	5.72	1.07
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.45	1.07
Class 529-T – actual return	1,000.00	1,122.66	.96	.18	3.32	.62
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	3.16	.62
Class 529-F-1 – actual return	1,000.00	1,122.51	.96	.18	3.32	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	3.16	.62
Class R-1 – actual return	1,000.00	1,117.18	5.92	1.11	8.27	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.88	1.55
Class R-2 – actual return	1,000.00	1,117.46	5.82	1.09	8.17	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.78	1.53
Class R-2E – actual return	1,000.00	1,119.48	4.33	.81	6.68	1.25
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.36	1.25
Class R-3 – actual return	1,000.00	1,120.20	3.53	.66	5.88	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.60	1.10
Class R-4 – actual return	1,000.00	1,121.60	1.93	.36	4.28	.80
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.08	.80
Class R-5E – actual return	1,000.00	1,123.54	.48	.09	2.84	.53
Class R-5E – assumed 5% return	1,000.00	1,024.75	.46	.09	2.70	.53
Class R-5 – actual return	1,000.00	1,123.80	.37	.07	2.73	.51
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.60	.51
Class R-6 – actual return	1,000.00	1,123.55	.11	.02	2.46	.46
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.35	.46

See end of tables for footnotes.

American Funds Portfolio Series	73

Growth Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,108.87	$1.81	.34%	$3.88	.73%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.72	.73
Class C – actual return	1,000.00	1,104.35	5.83	1.10	7.90	1.49
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class T – actual return	1,000.00	1,110.78	.53	.10	2.61	.49
Class T – assumed 5% return	1,000.00	1,024.70	.51	.10	2.50	.49
Class F-1 – actual return	1,000.00	1,108.33	2.02	.38	4.09	.77
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.92	.77
Class F-2 – actual return	1,000.00	1,110.37	.69	.13	2.77	.52
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.65	.52
Class F-3 – actual return	1,000.00	1,110.64	.11	.02	2.18	.41
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.09	.41
Class 529-A – actual return	1,000.00	1,109.00	2.02	.38	4.09	.77
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.92	.77
Class 529-C – actual return	1,000.00	1,104.41	6.21	1.17	8.27	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.93	1.56
Class 529-E – actual return	1,000.00	1,107.82	3.35	.63	5.42	1.02
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.19	1.02
Class 529-T – actual return	1,000.00	1,110.17	.90	.17	2.98	.56
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.85	.56
Class 529-F-1 – actual return	1,000.00	1,109.89	.90	.17	2.98	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.85	.56
Class R-1 – actual return	1,000.00	1,104.46	5.89	1.11	7.96	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.63	1.50
Class R-2 – actual return	1,000.00	1,104.35	5.78	1.09	7.85	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.53	1.48
Class R-2E – actual return	1,000.00	1,106.25	4.30	.81	6.37	1.20
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.11	1.20
Class R-3 – actual return	1,000.00	1,107.07	3.51	.66	5.58	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.35	1.05
Class R-4 – actual return	1,000.00	1,109.08	1.91	.36	3.99	.75
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5E – actual return	1,000.00	1,110.92	.90	.17	2.98	.56
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.85	.56
Class R-5 – actual return	1,000.00	1,110.56	.37	.07	2.45	.46
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.35	.46
Class R-6 – actual return	1,000.00	1,110.77	.11	.02	2.18	.41
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.09	.41

74	American Funds Portfolio Series

Growth and Income Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,079.80	$1.78	.34%	$3.51	.67%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.41	.67
Class C – actual return	1,000.00	1,075.52	5.75	1.10	7.48	1.43
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.27	1.43
Class T – actual return	1,000.00	1,081.05	.52	.10	2.26	.43
Class T – assumed 5% return	1,000.00	1,024.70	.51	.10	2.19	.43
Class F-1 – actual return	1,000.00	1,079.53	1.99	.38	3.72	.71
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.62	.71
Class F-2 – actual return	1,000.00	1,080.81	.63	.12	2.36	.45
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.29	.45
Class F-3 – actual return	1,000.00	1,082.18	.05	.01	1.78	.34
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34
Class 529-A – actual return	1,000.00	1,078.81	2.04	.39	3.77	.72
Class 529-A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.67	.72
Class 529-C – actual return	1,000.00	1,075.08	6.12	1.17	7.85	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.63	1.50
Class 529-E – actual return	1,000.00	1,077.70	3.30	.63	5.03	.96
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.89	.96
Class 529-T – actual return	1,000.00	1,080.66	.89	.17	2.62	.50
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,080.59	.89	.17	2.62	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.55	.50
Class R-1 – actual return	1,000.00	1,075.41	5.75	1.10	7.48	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.27	1.43
Class R-2 – actual return	1,000.00	1,075.76	5.70	1.09	7.43	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.22	1.42
Class R-2E – actual return	1,000.00	1,077.26	4.19	.80	5.92	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.75	1.13
Class R-3 – actual return	1,000.00	1,077.67	3.46	.66	5.18	.99
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.04	.99
Class R-4 – actual return	1,000.00	1,078.98	1.89	.36	3.62	.69
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class R-5E – actual return	1,000.00	1,081.24	.84	.16	2.57	.49
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.50	.49
Class R-5 – actual return	1,000.00	1,080.95	.31	.06	2.05	.39
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.99	.39
Class R-6 – actual return	1,000.00	1,081.29	.10	.02	1.84	.35
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.79	.35

See end of tables for footnotes.

American Funds Portfolio Series	75

Balanced Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,072.04	$1.83	.35%	$3.81	.73%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class C – actual return	1,000.00	1,067.80	5.73	1.10	7.71	1.48
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class T – actual return	1,000.00	1,073.27	.52	.10	2.51	.48
Class T – assumed 5% return	1,000.00	1,024.70	.51	.10	2.45	.48
Class F-1 – actual return	1,000.00	1,071.79	1.98	.38	3.97	.76
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class F-2 – actual return	1,000.00	1,073.10	.63	.12	2.61	.50
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.55	.50
Class F-3 – actual return	1,000.00	1,073.67	.10	.02	2.09	.40
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.04	.40
Class 529-A – actual return	1,000.00	1,071.63	2.19	.42	4.18	.80
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.08	.80
Class 529-C – actual return	1,000.00	1,067.29	6.10	1.17	8.08	1.55
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.88	1.55
Class 529-E – actual return	1,000.00	1,069.88	3.29	.63	5.27	1.01
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.14	1.01
Class 529-T – actual return	1,000.00	1,072.87	.89	.17	2.87	.55
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.80	.55
Class 529-F-1 – actual return	1,000.00	1,072.83	.89	.17	2.87	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.80	.55
Class R-1 – actual return	1,000.00	1,067.41	5.78	1.11	7.76	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class R-2 – actual return	1,000.00	1,067.93	5.68	1.09	7.66	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.48	1.47
Class R-2E – actual return	1,000.00	1,069.74	4.17	.80	6.16	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.01	1.18
Class R-3 – actual return	1,000.00	1,070.58	3.44	.66	5.43	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class R-4 – actual return	1,000.00	1,072.04	1.83	.35	3.81	.73
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class R-5E – actual return	1,000.00	1,072.87	.89	.17	2.87	.55
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.80	.55
Class R-5 – actual return	1,000.00	1,073.33	.31	.06	2.30	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	1,073.57	.10	.02	2.09	.40
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.04	.40

76	American Funds Portfolio Series

Income Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,050.96	$1.76	.34%	$3.31	.64%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class C – actual return	1,000.00	1,047.28	5.68	1.10	7.22	1.40
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.12	1.40
Class T – actual return	1,000.00	1,052.23	.57	.11	2.12	.41
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.09	.41
Class F-1 – actual return	1,000.00	1,051.54	2.02	.39	3.57	.69
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class F-2 – actual return	1,000.00	1,052.85	.67	.13	2.22	.43
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class F-3 – actual return	1,000.00	1,052.63	.10	.02	1.66	.32
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32
Class 529-A – actual return	1,000.00	1,051.45	2.12	.41	3.67	.71
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.62	.71
Class 529-C – actual return	1,000.00	1,047.00	5.99	1.16	7.53	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.43	1.46
Class 529-E – actual return	1,000.00	1,049.52	3.25	.63	4.80	.93
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.74	.93
Class 529-T – actual return	1,000.00	1,051.83	.93	.18	2.48	.48
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	2.45	.48
Class 529-F-1 – actual return	1,000.00	1,051.79	.88	.17	2.43	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.40	.47
Class R-1 – actual return	1,000.00	1,047.36	5.73	1.11	7.28	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class R-2 – actual return	1,000.00	1,047.42	5.63	1.09	7.17	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.07	1.39
Class R-2E – actual return	1,000.00	1,048.45	4.13	.80	5.68	1.10
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.60	1.10
Class R-3 – actual return	1,000.00	1,049.49	3.36	.65	4.91	.95
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.84	.95
Class R-4 – actual return	1,000.00	1,050.87	1.86	.36	3.41	.66
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class R-5E – actual return	1,000.00	1,051.83	.88	.17	2.43	.47
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.40	.47
Class R-5 – actual return	1,000.00	1,053.13	.36	.07	1.91	.37
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.89	.37
Class R-6 – actual return	1,000.00	1,052.52	.10	.02	1.66	.32
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32

See end of tables for footnotes.

American Funds Portfolio Series	77

Tax-Advantaged Income Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,062.67	$2.08	.40%	$3.85	.74%
Class A – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.77	.74
Class C – actual return	1,000.00	1,059.46	5.76	1.11	7.53	1.45
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.37	1.45
Class T – actual return	1,000.00	1,064.96	.57	.11	2.34	.45
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class F-1 – actual return	1,000.00	1,063.74	1.98	.38	3.75	.72
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.67	.72
Class F-2 – actual return	1,000.00	1,064.72	.68	.13	2.45	.47
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.40	.47
Class F-3 – actual return	1,000.00	1,065.32	.10	.02	1.87	.36
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.84	.36

78	American Funds Portfolio Series

Preservation Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,002.98	$2.12	.42%	$3.63	.72%
Class A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.67	.72
Class C – actual return	1,000.00	1,000.39	5.60	1.11	7.11	1.41
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class T – actual return	1,000.00	1,005.42	.61	.12	2.12	.42
Class T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.14	.42
Class F-1 – actual return	1,000.00	1,003.03	2.02	.40	3.53	.70
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.57	.70
Class F-2 – actual return	1,000.00	1,004.38	.71	.14	2.22	.44
Class F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.24	.44
Class F-3 – actual return	1,000.00	1,005.92	.15	.03	1.67	.33
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.68	.33
Class 529-A – actual return	1,000.00	1,004.00	2.07	.41	3.59	.71
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.62	.71
Class 529-C – actual return	1,000.00	1,000.12	5.95	1.18	7.46	1.48
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.53	1.48
Class 529-E – actual return	1,000.00	1,002.88	3.23	.64	4.75	.94
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.79	.94
Class 529-T – actual return	1,000.00	1,005.02	.96	.19	2.48	.49
Class 529-T – assumed 5% return	1,000.00	1,024.25	.97	.19	2.50	.49
Class 529-F-1 – actual return	1,000.00	1,005.16	.91	.18	2.43	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.45	.48
Class R-1 – actual return	1,000.00	999.99	5.70	1.13	7.21	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.27	1.43
Class R-2 – actual return	1,000.00	1,000.45	5.60	1.11	7.11	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class R-2E – actual return	1,000.00	1,001.74	4.19	.83	5.70	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.02	4.23	.83	5.75	1.13
Class R-3 – actual return	1,000.00	1,002.68	3.38	.67	4.90	.97
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	4.94	.97
Class R-4 – actual return	1,000.00	1,003.17	1.87	.37	3.38	.67
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class R-5E – actual return	1,000.00	1,004.62	.45	.09	1.97	.39
Class R-5E – assumed 5% return	1,000.00	1,024.75	.46	.09	1.99	.39
Class R-5 – actual return	1,000.00	1,005.67	.40	.08	1.92	.38
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.94	.38
Class R-6 – actual return	1,000.00	1,005.94	.15	.03	1.67	.33
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.68	.33

See end of tables for footnotes.

American Funds Portfolio Series	79

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,011.40	$1.98		.39%		$3.70	.73%
Class A – assumed 5% return	1,000.00	1,023.24	1.99		.39		3.72	.73
Class C – actual return	1,000.00	1,007.83	5.52		1.09		7.24	1.43
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.27	1.43
Class T – actual return	1,000.00	1,012.83	.46		.09		2.18	.43
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.19	.43
Class F-1 – actual return	1,000.00	1,011.49	1.88		.37		3.60	.71
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.62	.71
Class F-2 – actual return	1,000.00	1,012.79	.56		.11		2.28	.45
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56		.11		2.29	.45
Class F-3 – actual return	1,000.00	1,013.33	—	[5]	—	[5]	1.73	.34
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[5]	1.73	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	Amount less than $.01.

80	American Funds Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2017:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio
Long-term capital gains	$47,744,000	$146,949,000	$155,264,000	$116,285,000
Foreign taxes (per share)	$0.012	$0.008	$0.004	$0.007
Foreign source income (per share)	$0.12	$0.07	$0.07	$0.09
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	$17,325,000	100%	$89,390,000	$59,771,000
U.S. government income that may be exempt from state taxation	$127,000	$398,000	$7,019,000	$10,956,000

	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$19,079,000	$12,613,000	$673,000	—
Foreign taxes (per share)	—	$0.003	—	—
Foreign source income (per share)	—	$0.04	—	—
Qualified dividend income	$89,250,000	100%*	$14,000	—
Corporate dividends received deduction	$60,757,000	$13,128,000	$9,000	—
Exempt interest dividends	—	$20,836,000	—	100%
U.S. government income that may be exempt from state taxation	$11,608,000	$98,000	$6,512,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	81

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	80	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
Margaret Spellings, 1957	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

82	American Funds Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
Maria T. Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	83

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$81,000
2017	$68,000

b) Audit-Related Fees:
2016	$6,000
2017	$7,000

c) Tax Fees:
2016	$29,000
2017	$30,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$1,138,000
2017	$1,194,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	None
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	$3,000
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,228,000 for fiscal year 2016 and $1,419,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 29, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2017